UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Balanced Fund

Eaton Vance

Balanced Fund

June 30, 2021

Performance1,2

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/01/1932	04/01/1932	8.36%	23.60%	11.18%	9.99%
Class A with 5.75% Maximum Sales Charge	—	—	2.10	16.47	9.87	9.33
Class C at NAV	11/02/1993	04/01/1932	8.02	22.57	10.35	9.17
Class C with 1% Maximum Sales Charge	—	—	7.02	21.57	10.35	9.17
Class I at NAV	09/28/2012	04/01/1932	8.58	23.88	11.47	10.23
Class R at NAV	05/02/2016	04/01/1932	8.27	23.30	10.94	9.85
Class R6 at NAV	05/02/2016	04/01/1932	8.61	23.93	11.53	10.26

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.60	–0.33	3.02	3.39
Blended Index	—	—	8.28	23.02	11.89	10.39

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

		0.96%	1.71%	0.71%	1.21%	0.67%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2021

Fund Profile4

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

4

Eaton Vance

Balanced Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,083.60	$4.91	0.95%
Class C	$1,000.00	$1,080.20	$8.77	1.70%
Class I	$1,000.00	$1,085.80	$3.62	0.70%
Class R	$1,000.00	$1,082.70	$6.20	1.20%
Class R6	$1,000.00	$1,086.10	$3.41	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	0.95%
Class C	$1,000.00	$1,016.40	$8.50	1.70%
Class I	$1,000.00	$1,021.30	$3.51	0.70%
Class R	$1,000.00	$1,018.80	$6.01	1.20%
Class R6	$1,000.00	$1,021.50	$3.31	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Balanced Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Investment in Core Bond Portfolio, at value (identified cost, $415,620,774)	$423,214,511

Investment in Stock Portfolio, at value (identified cost, $474,700,176)	734,869,829

Receivable for Fund shares sold	1,415,720

Other assets	2,881

Total assets	$1,159,502,941

Liabilities

Payable for Fund shares redeemed	$1,321,490

Payable to affiliates:

Administration fee	37,641

Distribution and service fees	301,091

Trustees’ fees	125

Accrued expenses	150,560

Total liabilities	$1,810,907

Net Assets	$1,157,692,034

Sources of Net Assets

Paid-in capital	$809,654,765

Distributable earnings	348,037,269

Net Assets	$1,157,692,034

Class A Shares

Net Assets	$429,498,181

Shares Outstanding	36,428,198

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.79

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.51

Class C Shares

Net Assets	$255,939,875

Shares Outstanding	21,610,285

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.84

Class I Shares

Net Assets	$396,535,084

Shares Outstanding	33,616,702

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.80

Class R Shares

Net Assets	$11,912,553

Shares Outstanding	1,014,116

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.75

Class R6 Shares

Net Assets	$63,806,341

Shares Outstanding	5,407,892

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends allocated from Portfolios (net of foreign taxes, $107,291)	$4,497,216

Interest allocated from Portfolios (net of foreign taxes, $293)	5,120,809

Expenses allocated from Portfolios	(3,175,063)

Total investment income from Portfolios	$6,442,962

Expenses

Administration fee	$219,581

Distribution and service fees

Class A	503,782

Class C	1,244,334

Class R	24,890

Trustees’ fees and expenses	250

Custodian fee	30,740

Transfer and dividend disbursing agent fees	312,513

Legal and accounting services	29,232

Printing and postage	23,114

Registration fees	47,955

Miscellaneous	8,281

Total expenses	$2,444,672

Net investment income	$3,998,290

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —

Investment transactions	$52,055,583

Financial futures contracts	(291,772)

Foreign currency transactions	(7,051)

Net realized gain	$51,756,760

Change in unrealized appreciation (depreciation) —

Investments	$33,368,463

Financial futures contracts	210,205

Foreign currency	(2,388)

Net change in unrealized appreciation (depreciation)	$33,576,280

Net realized and unrealized gain	$85,333,040

Net increase in net assets from operations	$89,331,330

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$3,998,290	$9,990,462

Net realized gain	51,756,760	27,126,195

Net change in unrealized appreciation (depreciation)	33,576,280	91,553,371

Net increase in net assets from operations	$89,331,330	$128,670,028

Distributions to shareholders —

Class A	$(1,861,520)	$(10,456,739)

Class C	(196,413)	(5,130,327)

Class I	(2,175,910)	(11,253,330)

Class R	(35,979)	(196,176)

Class R6	(347,251)	(1,477,889)

Total distributions to shareholders	$(4,617,073)	$(28,514,461)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$23,537,354	$47,620,940

Class C	18,201,260	43,428,512

Class I	43,890,175	150,692,083

Class R	3,684,010	4,816,779

Class R6	9,967,748	12,562,344

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,667,182	9,554,240

Class C	190,286	4,944,091

Class I	1,984,515	9,709,480

Class R	35,979	196,176

Class R6	347,215	1,477,889

Cost of shares redeemed

Class A	(21,420,621)	(66,273,917)

Class C	(27,162,984)	(49,282,812)

Class I	(78,344,862)	(116,788,976)

Class R	(1,538,402)	(2,754,390)

Class R6	(5,385,056)	(6,706,016)

Net asset value of shares converted

Class A	2,734,703	10,809,311

Class C	(2,734,703)	(10,809,311)

Net increase (decrease) in net assets from Fund share transactions	$(30,346,201)	$43,196,423

Other capital —

Portfolio transaction fee contributed to Stock Portfolio	$(266,959)	$(236,591)

Portfolio transaction fee allocated from Stock Portfolio	258,807	236,978

Net increase (decrease) in net assets from other capital	$(8,152)	$387

Net increase in net assets	$54,359,904	$143,352,377

Net Assets

At beginning of period	$1,103,332,130	$959,979,753

At end of period	$1,157,692,034	$1,103,332,130

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$10.930		$9.850		$8.280		$9.110		$8.410		$8.190

Income (Loss) From Operations

Net investment income(1)	$0.045		$0.110		$0.125		$0.132		$0.124		$0.114

Net realized and unrealized gain (loss)	0.867		1.266		1.819		(0.424)		1.003		0.261

Total income (loss) from operations	$0.912		$1.376		$1.944		$(0.292)		$1.127		$0.375

Less Distributions

From net investment income	$(0.052)		$(0.118)		$(0.127)		$(0.146)		$(0.139)		$(0.123)

From net realized gain	—		(0.178)		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.052)		$(0.296)		$(0.374)		$(0.538)		$(0.427)		$(0.155)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)

Net asset value — End of period	$11.790		$10.930		$9.850		$8.280		$9.110		$8.410

Total Return(3)	8.36	%(4)	14.20	%(5)	23.63%		(3.43	)%(5)	13.53	%(5)	4.60	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$429,498		$391,745		$353,169		$294,742		$333,860		$374,579

Ratios (as a percentage of average daily net assets):(6)

Expenses	0.95	%(7)	0.96	%(5)	0.98%		0.98	%(5)	0.98	%(5)	0.98	%(5)

Net investment income	0.80	%(7)	1.10%		1.34%		1.45%		1.41%		1.38%

Portfolio Turnover of the Fund(8)	4	%(4)	11%		12%		7%		4%		11%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2020, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$10.970		$9.900		$8.310		$9.140		$8.440		$8.220

Income (Loss) From Operations

Net investment income(1)	$0.003		$0.036		$0.055		$0.064		$0.058		$0.052

Net realized and unrealized gain (loss)	0.876		1.257		1.837		(0.426)		1.001		0.266

Total income (loss) from operations	$0.879		$1.293		$1.892		$(0.362)		$1.059		$0.318

Less Distributions

From net investment income	$(0.009)		$(0.045)		$(0.055)		$(0.076)		$(0.071)		$(0.066)

From net realized gain	—		(0.178)		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.009)		$(0.223)		$(0.302)		$(0.468)		$(0.359)		$(0.098)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)

Net asset value — End of period	$11.840		$10.970		$9.900		$8.310		$9.140		$8.440

Total Return(3)	8.02	%(4)	13.21	%(5)	22.71%		(4.03	)%(5)	12.63	%(5)	3.88	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$255,940		$248,249		$236,215		$221,669		$258,844		$254,656

Ratios (as a percentage of average daily net assets):(6)

Expenses	1.70	%(7)	1.71	%(5)	1.73%		1.73	%(5)	1.73	%(5)	1.73	%(5)

Net investment income	0.05	%(7)	0.36%		0.59%		0.70%		0.65%		0.63%

Portfolio Turnover of the Fund(8)	4	%(4)	11%		12%		7%		4%		11%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2020, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$10.930		$9.860		$8.280		$9.110		$8.410		$8.190

Income (Loss) From Operations

Net investment income(1)	$0.059		$0.134		$0.149		$0.156		$0.147		$0.137

Net realized and unrealized gain (loss)	0.876		1.257		1.830		(0.425)		1.002		0.258

Total income (loss) from operations	$0.935		$1.391		$1.979		$(0.269)		$1.149		$0.395

Less Distributions

From net investment income	$(0.065)		$(0.143)		$(0.152)		$(0.169)		$(0.161)		$(0.143)

From net realized gain	—		(0.178)		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.065)		$(0.321)		$(0.399)		$(0.561)		$(0.449)		$(0.175)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)

Net asset value — End of period	$11.800		$10.930		$9.860		$8.280		$9.110		$8.410

Total Return(3)	8.58	%(4)	14.36	%(5)	24.07%		(3.19	)%(5)	13.81	%(5)	4.86	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$396,535		$399,991		$322,436		$208,740		$220,522		$211,211

Ratios (as a percentage of average daily net assets):(6)

Expenses	0.70	%(7)	0.71	%(5)	0.73%		0.73	%(5)	0.73	%(5)	0.73	%(5)

Net investment income	1.05	%(7)	1.34%		1.59%		1.70%		1.66%		1.63%

Portfolio Turnover of the Fund(8)	4	%(4)	11%		12%		7%		4%		11%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2020, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,								Period Ended December 31, 2016(1)
			2020		2019		2018		2017

Net asset value — Beginning of period	$10.890		$9.820		$8.260		$9.090		$8.400		$8.290

Income (Loss) From Operations

Net investment income(2)	$0.031		$0.083		$0.102		$0.115		$0.104		$0.075

Net realized and unrealized gain (loss)	0.868		1.261		1.812		(0.423)		0.996		0.152

Total income (loss) from operations	$0.899		$1.344		$1.914		$(0.308)		$1.100		$0.227

Less Distributions

From net investment income	$(0.039)		$(0.096)		$(0.107)		$(0.130)		$(0.122)		$(0.085)

From net realized gain	—		(0.178)		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.039)		$(0.274)		$(0.354)		$(0.522)		$(0.410)		$(0.117)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$0.000	(3)	$(0.000	)(3)	$(0.000	)(3)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$11.750		$10.890		$9.820		$8.260		$9.090		$8.400

Total Return(4)	8.27	%(5)	13.89	%(6)	23.31%		(3.61	)%(6)	13.22	%(6)	2.73	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,913		$8,958		$5,905		$2,514		$561		$178

Ratios (as a percentage of average daily net assets):(7)

Expenses	1.20	%(8)	1.21	%(6)	1.23%		1.23	%(6)	1.23	%(6)	1.23	%(6)(8)

Net investment income	0.55	%(8)	0.84%		1.08%		1.27%		1.17%		1.33	%(8)

Portfolio Turnover of the Fund(9)	4	%(5)	11%		12%		7%		4%		11	%(10)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2020, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Fund’s year ended December 31, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Financial Highlights — continued

	Class R6

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,								Period Ended December 31, 2016(1)
			2020		2019		2018		2017

Net asset value — Beginning of period	$10.930		$9.860		$8.280		$9.110		$8.420		$8.300

Income (Loss) From Operations

Net investment income(2)	$0.061		$0.139		$0.153		$0.160		$0.146		$0.088

Net realized and unrealized gain (loss)	0.877		1.256		1.829		(0.423)		0.999		0.170

Total income (loss) from operations	$0.938		$1.395		$1.982		$(0.263)		$1.145		$0.258

Less Distributions

From net investment income	$(0.068)		$(0.147)		$(0.155)		$(0.175)		$(0.167)		$(0.106)

From net realized gain	—		(0.178)		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.068)		$(0.325)		$(0.402)		$(0.567)		$(0.455)		$(0.138)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$0.000	(3)	$(0.000	)(3)	$(0.000	)(3)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$11.800		$10.930		$9.860		$8.280		$9.110		$8.420

Total Return(4)	8.61	%(5)	14.41	%(6)	24.11%		(3.13	)%(6)	13.75	%(6)	3.11	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,806		$54,388		$42,255		$28,215		$27,492		$7

Ratios (as a percentage of average daily net assets):(7)

Expenses	0.66	%(8)	0.67	%(6)	0.68%		0.69	%(6)	0.69	%(6)	0.69	%(6)(8)

Net investment income	1.09	%(8)	1.39%		1.63%		1.74%		1.62%		1.58	%(8)

Portfolio Turnover of the Fund(9)	4	%(5)	11%		12%		7%		4%		11	%(10)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2020, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)	For the Fund’s year ended December 31, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio’s net assets at June 30, 2021 were as follows: Core Bond Portfolio (73.7%) and Stock Portfolio (85.9%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

14

Eaton Vance

Balanced Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the investment adviser fee is computed based on the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates: for equity securities — 0.600% of such assets up to $500 million, 0.575% from $500 million but less than $1 billion, 0.550% from $1 billion but less than $2.5 billion, 0.530% from $2.5 billion but less than $5 billion and 0.515% of such assets of $5 billion and over, and is payable monthly; and for income securities and cash — 0.450% of such assets less than $1 billion, 0.425% from $1 billion up to $2 billion, 0.415% from $2 billion up to $5 billion and 0.405% of such assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2021, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,960,807 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the administration fee amounted to $219,581.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $34,791 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $44,506 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

15

Eaton Vance

Balanced Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $503,782 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $933,251 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $12,445 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $311,083 and $12,445 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received approximately $2,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2021, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$30,696,522	$24,333,545

Stock Portfolio	13,271,150	56,797,597

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

16

Eaton Vance

Balanced Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	2,086,812	4,813,211

Issued to shareholders electing to receive payments of distributions in Fund shares	147,613	930,732

Redemptions	(1,903,611)	(6,790,102)

Converted from Class C shares	242,397	1,053,868

Net increase	573,211	7,709

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	1,612,306	4,375,005

Issued to shareholders electing to receive payments of distributions in Fund shares	16,936	476,999

Redemptions	(2,398,617)	(5,047,848)

Converted to Class A shares	(241,350)	(1,049,710)

Net decrease	(1,010,725)	(1,245,554)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	3,889,069	15,325,303

Issued to shareholders electing to receive payments of distributions in Fund shares	175,590	945,942

Redemptions	(7,042,123)	(12,394,401)

Net increase (decrease)	(2,977,464)	3,876,844

Class R	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	327,653	479,598

Issued to shareholders electing to receive payments of distributions in Fund shares	3,192	19,119

Redemptions	(139,576)	(277,171)

Net increase	191,269	221,546

17

Eaton Vance

Balanced Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	880,278	1,232,668

Issued to shareholders electing to receive payments of distributions in Fund shares	30,687	143,855

Redemptions	(477,830)	(688,563)

Net increase	433,135	687,960

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2021 and December 31, 2020, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

18

Stock Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value

Auto Components — 1.6%

Aptiv PLC(1)	86,100	$13,546,113

		$13,546,113

Banks — 4.7%

PNC Financial Services Group, Inc. (The)	98,240	$18,740,262

Wells Fargo & Co.	470,200	21,295,358

		$40,035,620

Beverages — 3.8%

Coca-Cola Co. (The)	299,000	$16,178,890

Coca-Cola Europacific Partners PLC	271,700	16,117,244

		$32,296,134

Biotechnology — 2.2%

AbbVie, Inc.	165,200	$18,608,128

		$18,608,128

Building Products — 2.2%

AZEK Co., Inc. (The)(1)	217,100	$9,218,066

Trane Technologies PLC	51,000	9,391,140

		$18,609,206

Capital Markets — 7.2%

Goldman Sachs Group, Inc. (The)	24,200	$9,184,626

Intercontinental Exchange, Inc.	136,500	16,202,550

S&P Global, Inc.	46,600	19,126,970

Tradeweb Markets, Inc., Class A	203,739	17,228,170

		$61,742,316

Commercial Services & Supplies — 1.2%

Waste Management, Inc.	70,682	$9,903,255

		$9,903,255

Containers & Packaging — 1.2%

AptarGroup, Inc.	71,600	$10,084,144

		$10,084,144

Electric Utilities — 1.4%

NextEra Energy, Inc.	167,684	$12,287,884

		$12,287,884

Security	Shares	Value

Electrical Equipment — 1.2%

AMETEK, Inc.	79,700	$10,639,950

		$10,639,950

Electronic Equipment, Instruments & Components — 1.2%

TE Connectivity, Ltd.	76,000	$10,275,960

		$10,275,960

Entertainment — 1.3%

Walt Disney Co. (The)(1)	65,600	$11,530,512

		$11,530,512

Equity Real Estate Investment Trusts (REITs) — 1.6%

Lamar Advertising Co., Class A	132,300	$13,814,766

		$13,814,766

Food & Staples Retailing — 1.9%

Sysco Corp.	206,400	$16,047,600

		$16,047,600

Health Care Equipment & Supplies — 4.2%

Boston Scientific Corp.(1)	384,900	$16,458,324

Danaher Corp.	71,866	19,285,960

		$35,744,284

Health Care Providers & Services — 1.8%

Anthem, Inc.	41,460	$15,829,428

		$15,829,428

Hotels, Restaurants & Leisure — 1.4%

Marriott International, Inc., Class A(1)	86,700	$11,836,284

		$11,836,284

Interactive Media & Services — 10.2%

Alphabet, Inc., Class C(1)	19,729	$49,447,187

Facebook, Inc., Class A(1)	108,044	37,567,979

		$87,015,166

Internet & Direct Marketing Retail — 6.2%

Amazon.com, Inc.(1)	15,522	$53,398,164

		$53,398,164

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 8.6%

Automatic Data Processing, Inc.	68,000	$13,506,160

Cognizant Technology Solutions Corp., Class A	117,912	8,166,585

PayPal Holdings, Inc.(1)	59,400	17,313,912

Shift4 Payments, Inc., Class A(1)	96,800	9,072,096

Visa, Inc., Class A	110,700	25,883,874

		$73,942,627

Life Sciences Tools & Services — 2.0%

Thermo Fisher Scientific, Inc.	34,100	$17,202,427

		$17,202,427

Machinery — 1.4%

Stanley Black & Decker, Inc.	56,400	$11,561,436

		$11,561,436

Oil, Gas & Consumable Fuels — 2.2%

Chevron Corp.	99,100	$10,379,734

Phillips 66	101,025	8,669,965

		$19,049,699

Pharmaceuticals — 2.9%

Sanofi	148,000	$15,549,262

Zoetis, Inc.	48,000	8,945,280

		$24,494,542

Professional Services — 2.4%

Booz Allen Hamilton Holding Corp.	114,900	$9,787,182

Clarivate PLC(1)	382,200	10,521,966

		$20,309,148

Road & Rail — 1.4%

Union Pacific Corp.	53,600	$11,788,248

		$11,788,248

Semiconductors & Semiconductor Equipment — 4.5%

Analog Devices, Inc.	78,900	$13,583,424

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	98,623	11,850,539

Texas Instruments, Inc.	67,679	13,014,672

		$38,448,635

Software — 8.6%

Intuit, Inc.	18,336	$8,987,757

Microsoft Corp.	238,820	64,696,338

		$73,684,095

Security	Shares	Value

Specialty Retail — 1.6%

TJX Cos., Inc. (The)	205,340	$13,844,023

		$13,844,023

Technology Hardware, Storage & Peripherals — 5.2%

Apple, Inc.	327,788	$44,893,844

		$44,893,844

Textiles, Apparel & Luxury Goods — 1.2%

VF Corp.	126,100	$10,345,244

		$10,345,244

Wireless Telecommunication Services — 1.5%

T-Mobile US, Inc.(1)	86,620	$12,545,175

		$12,545,175

Total Common Stocks (identified cost $536,852,580)		$855,354,057

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	200,421	$200,421

Total Short-Term Investments (identified cost $200,421)		$200,421

Total Investments — 100.0% (identified cost $537,053,001)		$855,554,478

Other Assets, Less Liabilities — (0.0)%(2)		$(120,682)

Net Assets — 100.0%		$855,433,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

ADR	–	American Depositary Receipt

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $536,852,580)	$855,354,057

Affiliated investment, at value (identified cost, $200,421)	200,421

Cash	5,597

Dividends receivable	247,937

Dividends receivable from affiliated investment	9

Tax reclaims receivable	171,268

Total assets	$855,979,289

Liabilities

Payable to affiliates:

Investment adviser fee	$409,291

Trustees’ fees	10,050

Accrued expenses	126,152

Total liabilities	$545,493

Net Assets applicable to investors’ interest in Portfolio	$855,433,796

21	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $125,081)	$5,112,760

Dividends from affiliated investment	915

Total investment income	$5,113,675

Expenses

Investment adviser fee	$2,405,573

Trustees’ fees and expenses	21,002

Custodian fee	97,448

Legal and accounting services	27,062

Miscellaneous	10,215

Total expenses	$2,561,300

Net investment income	$2,552,375

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$56,550,179

Foreign currency transactions	(8,289)

Net realized gain	$56,541,890

Change in unrealized appreciation (depreciation) —

Investments	$45,883,844

Foreign currency	(2,792)

Net change in unrealized appreciation (depreciation)	$45,881,052

Net realized and unrealized gain	$102,422,942

Net increase in net assets from operations	$104,975,317

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$2,552,375	$5,837,934

Net realized gain	56,541,890	18,275,199

Net change in unrealized appreciation (depreciation)	45,881,052	96,276,139

Net increase in net assets from operations	$104,975,317	$120,389,272

Capital transactions —

Contributions	$14,001,283	$78,327,454

Withdrawals	(68,291,325)	(78,095,172)

Portfolio transaction fee	302,552	276,897

Net increase (decrease) in net assets from capital transactions	$(53,987,490)	$509,179

Net increase in net assets	$50,987,827	$120,898,451

Net Assets

At beginning of period	$804,445,969	$683,547,518

At end of period	$855,433,796	$804,445,969

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.63	%(1)	0.64%	0.63%	0.64%	0.64%	0.65%

Net investment income	0.63	%(1)	0.84%	0.99%	1.14%	1.38%	1.60%

Portfolio Turnover	26	%(2)	70%	55%	90%	101%	118%

Total Return	13.62	%(2)	18.61%	35.47%	(5.57)%	20.31%	7.14%

Net assets, end of period (000’s omitted)	$855,434		$804,446	$683,548	$516,615	$647,405	$640,973

(1)	Annualized.

(2)	Not annualized.

24	See Notes to Financial Statements.

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.1%, 1.0% and 85.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

25

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.600% of the Portfolio’s average daily net assets up to $500 million, 0.575% from $500 million but less than $1 billion, 0.550% from $1 billion but less than $2.5 billion, 0.530% from $2.5 billion but less than $5 billion, and 0.515% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $2,405,573 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $214,943,626 and $265,766,316, respectively, for the six months ended June 30, 2021.

26

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$540,237,204

Gross unrealized appreciation	$315,576,005

Gross unrealized depreciation	(258,731)

Net unrealized appreciation	$315,317,274

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

6  Investments in Affiliated Funds

At June 30, 2021, the value of the Portfolio’s investment in affiliated funds was $200,421, which represents less than 0.05% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$6,475,259	$73,391,909	$(79,666,747)	$—	$—	$200,421	$915	200,421

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Stock Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$111,090,853	$—		$—	$111,090,853

Consumer Discretionary	102,969,828	—		—	102,969,828

Consumer Staples	48,343,734	—		—	48,343,734

Energy	19,049,699	—		—	19,049,699

Financials	101,777,936	—		—	101,777,936

Health Care	96,329,547	15,549,262		—	111,878,809

Industrials	82,811,243	—		—	82,811,243

Information Technology	241,245,161	—		—	241,245,161

Materials	10,084,144	—		—	10,084,144

Real Estate	13,814,766	—		—	13,814,766

Utilities	12,287,884	—		—	12,287,884

Total Common Stocks	$839,804,795	$15,549,262	*	$—	$855,354,057

Short-Term Investments	$—	$200,421		$—	$200,421

Total Investments	$839,804,795	$15,749,683		$—	$855,554,478

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

28

Eaton Vance

Balanced Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Balanced Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); (2) to provide voting instructions to the Fund, which invests pursuant to a fund-of-funds arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Core Bond Portfolio (“Proposal 2”); and (3) to provide voting instructions to the Fund, which invests pursuant to a fund-of-funds arrangement, with respect to the approval of a new investment advisory agreement with BMR to serve as investment adviser to Stock Portfolio (“Proposal 3”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	50,795,776.414	931,758.623	3,827,671.060	0

Proposal 2	50,714,185.302	982,518.497	3,858,502.298	0

Proposal 3	50,781,026.968	961,350.600	3,812,828.530	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting – Core Bond Portfolio

Core Bond Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

93.289%	1.296%	5.414%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

Interestholder Meeting – Stock Portfolio

Stock Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

91.277%	2.164%	6.549%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

29

Eaton Vance

Balanced Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

30

Eaton Vance

Balanced Fund

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

32

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698    6.30.21

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Core Bond Fund

Eaton Vance

Core Bond Fund

June 30, 2021

Performance1,2

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	01/05/2009	03/07/2000	0.25%	4.89%	3.54%	3.50%
Class A with 4.75% Maximum Sales Charge	—	—	–4.50	–0.11	2.54	3.00
Class I at NAV	03/21/2007	03/07/2000	0.37	5.15	3.78	3.75

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.60%	–0.33%	3.02%	3.39%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					0.86%	0.61%
Net					0.74	0.49

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices will be rebranded as Bloomberg indices.

3

Eaton Vance

Core Bond Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.50	$3.67	**	0.74%
Class I	$1,000.00	$1,003.70	$2.43	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	**	0.74%
Class I	$1,000.00	$1,022.40	$2.46	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Investment in Core Bond Portfolio, at value (identified cost, $147,529,228)	$150,705,788

Receivable for Fund shares sold	20,549

Receivable from affiliate	1,312

Total assets	$150,727,649

Liabilities

Payable for Fund shares redeemed	$469,791

Distributions payable	1,797

Payable to affiliates:

Distribution and service fees	4,028

Trustees’ fees	125

Accrued expenses	24,040

Total liabilities	$499,781

Net Assets	$150,227,868

Sources of Net Assets

Paid-in capital	$147,488,384

Distributable earnings	2,739,484

Total	$150,227,868

Class A Shares

Net Assets	$19,494,694

Shares Outstanding	1,914,880

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.18

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.69

Class I Shares

Net Assets	$130,733,174

Shares Outstanding	12,862,264

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Interest allocated from Portfolio	$1,936,247

Dividends allocated from Portfolio	45,060

Expenses allocated from Portfolio	(371,959)

Total investment income from Portfolio	$1,609,348

Expenses

Distribution and shareholder service fees

Class A	$25,381

Trustees’ fees and expenses	250

Custodian fee	9,684

Transfer and dividend disbursing agent fees	25,140

Legal and accounting services	15,780

Printing and postage	5,129

Registration fees	21,402

Miscellaneous	4,369

Total expenses	$107,135

Deduct —

Allocation of expenses to affiliate	$81,186

Total expense reductions	$81,186

Net expenses	$25,949

Net investment income	$1,583,399

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$1,389,162

Financial futures contracts	(113,382)

Net realized gain	$1,275,780

Change in unrealized appreciation (depreciation) —

Investments	$(2,371,048)

Financial futures contracts	81,756

Net change in unrealized appreciation (depreciation)	$(2,289,292)

Net realized and unrealized loss	$(1,013,512)

Net increase in net assets from operations	$569,887

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$1,583,399	$4,089,331

Net realized gain	1,275,780	5,096,232

Net change in unrealized appreciation (depreciation)	(2,289,292)	1,176,021

Net increase in net assets from operations	$569,887	$10,361,584

Distributions to shareholders —

Class A	$(211,035)	$(1,146,231)

Class I	(1,528,042)	(7,554,364)

Total distributions to shareholders	$(1,739,077)	$(8,700,595)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$893,886	$8,170,627

Class I	17,231,296	65,035,083

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	200,520	1,095,803

Class I	1,517,463	7,431,122

Cost of shares redeemed

Class A	(3,196,076)	(16,300,986)

Class I	(26,845,686)	(111,324,880)

Net decrease in net assets from Fund share transactions	$(10,198,597)	$(45,893,231)

Net decrease in net assets	$(11,367,787)	$(44,232,242)

Net Assets

At beginning of period	$161,595,655	$205,827,897

At end of period	$150,227,868	$161,595,655

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.260		$10.010	$9.490	$9.840	$9.690	$9.690

Income (Loss) From Operations

Net investment income(1)	$0.094		$0.226	$0.260	$0.273	$0.217	$0.168

Net realized and unrealized gain (loss)	(0.070)		0.550	0.587	(0.338)	0.187	0.075

Total income (loss) from operations	$0.024		$0.776	$0.847	$(0.065)	$0.404	$0.243

Less Distributions

From net investment income	$(0.104)		$(0.249)	$(0.278)	$(0.285)	$(0.254)	$(0.243)

From net realized gain	—		(0.277)	(0.049)	—	—	—

Total distributions	$(0.104)		$(0.526)	$(0.327)	$(0.285)	$(0.254)	$(0.243)

Net asset value — End of period	$10.180		$10.260	$10.010	$9.490	$9.840	$9.690

Total Return(2)(3)	0.25	%(4)	7.88%	9.00%	(0.64)%	4.20%	2.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,495		$21,770	$28,309	$25,158	$34,064	$37,290

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.74	%(6)	0.74%	0.74%	0.74%	0.75%	0.75%

Net investment income	1.87	%(6)	2.23%	2.63%	2.85%	2.21%	1.69%

Portfolio Turnover of the Portfolio	59	%(4)	93%	89%	65%	123%	132%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.11%, 0.11%, 0.11% and 0.11% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$9.990	$9.470	$9.830	$9.680	$9.680

Income (Loss) From Operations

Net investment income(1)	$0.106		$0.251	$0.283	$0.282	$0.241	$0.193

Net realized and unrealized gain (loss)	(0.069)		0.550	0.588	(0.333)	0.187	0.074

Total income (loss) from operations	$0.037		$0.801	$0.871	$(0.051)	$0.428	$0.267

Less Distributions

From net investment income	$(0.117)		$(0.274)	$(0.302)	$(0.309)	$(0.278)	$(0.267)

From net realized gain	—		(0.277)	(0.049)	—	—	—

Total distributions	$(0.117)		$(0.551)	$(0.351)	$(0.309)	$(0.278)	$(0.267)

Net asset value — End of period	$10.160		$10.240	$9.990	$9.470	$9.830	$9.680

Total Return(2)(3)	0.37	%(4)	8.16%	9.29%	(0.50)%	4.47%	2.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$130,733		$139,826	$177,519	$149,220	$130,714	$115,294

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.49	%(6)	0.49%	0.49%	0.49%	0.50%	0.50%

Net investment income	2.12	%(6)	2.47%	2.87%	2.95%	2.46%	1.95%

Portfolio Turnover of the Portfolio	59	%(4)	93%	89%	65%	123%	132%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.11%, 0.11%, 0.11% and 0.11% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (26.3% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Core Bond Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Effective March 1, 2021, the Fund entered into an investment advisory agreement with Eaton Vance Management (EVM). Pursuant to the agreement, the Fund pays an investment adviser fee on its average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate that is the same as that payable by the Portfolio. For the six months ended June 30, 2021, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2022. Pursuant to this agreement, EVM was allocated $81,186 of the Fund’s operating expenses for the six months ended June 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $2,469 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,464 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $25,381 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2021, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,996,719 and $20,926,240, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	88,050	806,682

Issued to shareholders electing to receive payments of distributions in Fund shares	19,811	107,536

Redemptions	(315,578)	(1,620,291)

Net decrease	(207,717)	(706,073)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	1,703,677	6,414,484

Issued to shareholders electing to receive payments of distributions in Fund shares	150,117	730,554

Redemptions	(2,646,967)	(11,253,009)

Net decrease	(793,173)	(4,107,971)

At June 30, 2021, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 45.0% of the value of the outstanding shares of the Fund.

12

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.6%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$704	$756,217

Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	505,893

Canyon Capital CLO, Ltd.:

Series 2016-1A, Class BR, 1.884%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	1,000,534

Series 2016-1A, Class DR, 2.984%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	989,776

Carlyle Global Market Strategies CLO, Ltd.:

Series 2014-3RA, Class A2, 1.731%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	995,833

Series 2014-3RA, Class C, 3.131%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	973,306

Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,658	2,659,974

DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	329	351,649

Diamond Infrastructure Funding, LLC:

Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,460	1,455,411

Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	312,678

Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,125	1,201,828

Dryden CLO, Ltd., Series 2018-55A, Class D, 3.034%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	992,330

FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	960	1,006,390

Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	513	520,305

Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	5,005,664

Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,502	1,479,890

Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,573	1,615,750

Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,118,022

LL ABS Trust:

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	55	54,776

Series 2020-1A, Class A, 2.33%, 1/17/28(1)	322	324,392

Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	348	324,319

Marlette Funding Trust, Series 2021-1A, Class A, 0.60%, 6/16/31(1)	273	272,902

Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,370	1,416,670

OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	1,699	1,704,465

Security	Principal Amount (000’s omitted)	Value

Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	$419	$417,570

Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,552,439

Pagaya AI Debt Selection Trust:

Series 2021-2, 3.00%, 1/25/29(1)	1,990	2,006,553

Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,075	1,075,771

Planet Fitness Master Issuer, LLC:

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,969	1,984,329

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,024	1,038,271

ServiceMaster Funding, LLC:

Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	559	580,642

Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	651	687,178

SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,692	3,904,052

Small Business Lending Trust:

Series 2019-A, Class A, 2.85%, 7/15/26(1)	104	103,717

Series 2020-A, Class A, 2.62%, 12/15/26(1)	280	280,862

Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,810	1,918,850

SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,822	1,842,824

Stack Infrastructure Issuer, LLC:

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,707	9,227,717

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	773,396

Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	273	271,944

Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,508	2,573,880

Tesla Auto Lease Trust:

Series 2018-B, Class A, 3.71%, 8/20/21(1)	6	5,973

Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,053,510

Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,729,698

Series 2020-A, Class A3, 0.68%, 12/20/23(1)	288	289,322

Series 2020-A, Class A4, 0.78%, 12/20/23(1)	361	363,440

Towd Point Asset Trust, Series 2018-SL1, Class A, 0.692%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	2,856	2,840,411

Upland CLO, Ltd., Series 2016-1A, Class CR, 3.088%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	988,775

Vantage Data Centers Issuer, LLC:

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,146	1,186,842

Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,211,643

Voya CLO, Ltd., Series 2018-2A, Class B1, 1.734%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	996,778

Willis Engine Structured Trust:

Series 2020-A, Class B, 4.212%, 3/15/45(1)	976	897,139

Series 2020-A, Class C, 6.657%, 3/15/45(1)	321	229,107

Total Asset-Backed Securities (identified cost $71,110,486)		$72,071,607

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 2.592%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$757	$774,115

Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,232	1,228,462

Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,879	1,900,664

Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	684	688,494

Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	306	306,615

Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	129	129,149

Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	470	477,541

Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	1,215	1,228,555

Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	1,015	1,017,642

		$7,751,237

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$117	$131,436

Series 2011-135, Class PK, 4.50%, 5/25/40	313	320,329

Series 2013-6, Class HD, 1.50%, 12/25/42	89	89,556

Series 2014-70, Class KP, 3.50%, 3/25/44	564	596,928

Series 2018-M4, Class A2, 3.045%, 3/25/28(3)	770	855,258

Series 2019-M1, Class A2, 3.554%, 9/25/28(3)	3,429	3,922,119

Series 2019-M22, Class A2, 2.522%, 8/25/29	302	324,189

Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,759,730

		$10,999,545

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.342%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$804	$842,105

Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	492	495,895

Series 2014-C02, Class 2M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	387	391,562

Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	156	157,092

Series 2014-C03, Class 2M2, 2.992%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	697	713,108

Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	931	947,810

Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	400	402,578

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	$113	$113,381

		$4,063,531

Total Collateralized Mortgage Obligations (identified cost $22,143,800)		$22,814,313

Commercial Mortgage-Backed Securities — 7.9%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$3,325	$2,997,853

Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,635	1,349,470

Bellemeade Re, Ltd.:

Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	550	557,923

Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	390	403,290

Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	857	860,068

BX Commercial Mortgage Trust:

Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,005	3,012,828

Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,195	1,198,270

CFCRE Commercial Mortgage Trust:

Series 2016-C7, Class C, 4.408%, 12/10/54(3)	1,250	1,209,276

Series 2016-C7, Class D, 4.408%, 12/10/54(1)(3)	2,000	1,800,215

CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.573%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,936,678

COMM Mortgage Trust, Series 2014-CR21, Class C, 4.422%, 12/10/47(3)	500	524,698

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.527%, 12/15/49(3)	1,775	1,592,587

Extended Stay America Trust:

Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(4)	498	500,645

Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	1,738	1,749,402

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,260	1,315,274

Home Re, Ltd., Series 2021-1, Class M1B, 1.642%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	1,135	1,152,341

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.705%, 9/15/47(1)(3)	$990	$756,193

Series 2014-C25, Class D, 4.095%, 11/15/47(1)(3)	1,960	1,549,303

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2011-C5, Class D, 5.611%, 8/15/46(1)(3)	2,000	1,797,819

Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,415,556

Series 2013-C13, Class D, 4.213%, 1/15/46(1)(3)	2,000	2,044,009

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.903%, 5/15/49(3)(5)	993	1,053,648

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	1,006,678

Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	2,521	2,466,568

Motel 6 Trust, Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	259	259,508

Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.273%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,469,540

Provident Funding Mortgage Trust, Series 2020-1, Class A3, 3.00%, 2/25/50(1)	69	69,766

SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	772	806,805

Toorak Mortgage Corp., Ltd.:

Series 2018-1, Class A1, 4.336% , 8/25/21(1)	387	389,485

Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(6)	730	734,558

Wells Fargo Commercial Mortgage Trust:

Series 2015-LC22, Class C, 4.557%, 9/15/58(3)	900	959,698

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	412,248

Total Commercial Mortgage-Backed Securities (identified cost $47,002,912)		$45,352,200

U.S. Government Agency Mortgage-Backed Securities — 10.9%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$435	$483,472

Pool #C03490, 4.50%, 8/1/40	262	291,229

Pool #C09031, 2.50%, 2/1/43	950	988,234

Pool #G07589, 5.50%, 6/1/41	1,542	1,796,790

Pool #G08596, 4.50%, 7/1/44	410	452,470

Pool #G08670, 3.00%, 10/1/45	591	622,062

Pool #G08701, 3.00%, 4/1/46	805	847,622

Pool #G60608, 4.00%, 5/1/46	1,820	1,973,278

Pool #G60761, 3.00%, 10/1/43	1,025	1,088,790

Pool #Q17453, 3.50%, 4/1/43	990	1,064,733

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Pool #Q34310, 3.50%, 6/1/45	$715	$765,913

Pool #Q40264, 3.50%, 5/1/46	593	632,693

Pool #Q45051, 3.00%, 12/1/46	1,927	2,047,126

Pool #Q46889, 3.50%, 3/1/47	1,388	1,490,857

Pool #Q47999, 4.00%, 5/1/47	1,746	1,895,810

Pool #ZT0383, 3.50%, 3/1/48	744	785,145

		$17,226,224

Federal National Mortgage Association:

30-Year, 2.50%, TBA(7)	$20,800	$21,516,624

30-Year, 3.00%, TBA(7)	5,325	5,552,146

Pool #AB3678, 3.50%, 10/1/41	2,286	2,492,250

Pool #AL7524, 5.00%, 7/1/41	422	479,281

Pool #AS3892, 4.00%, 11/1/44	557	604,958

Pool #AS5332, 4.00%, 7/1/45	559	606,294

Pool #AS6014, 4.00%, 10/1/45	342	371,402

Pool #BA0891, 3.50%, 1/1/46	1,238	1,319,938

Pool #BA3938, 3.50%, 1/1/46	824	878,896

Pool #BD1183, 3.50%, 12/1/46	429	456,687

Pool #BE2316, 3.50%, 1/1/47	1,477	1,572,264

Pool #BM1144, 2.50%, 3/1/47	1,097	1,139,136

Pool #FM7023, 3.00%, 7/1/49	1,613	1,681,148

Pool #MA1789, 4.50%, 2/1/44	413	453,437

Pool #MA2653, 4.00%, 6/1/46	857	927,588

		$40,052,049

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,310	$1,428,258

Pool #CB2653, 2.50%, 3/20/51	1,641	1,709,475

Pool #CB8629, 2.50%, 4/20/51	2,168	2,269,017

		$5,406,750

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $61,690,452)		$62,685,023

Corporate Bonds — 40.4%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.4%

Delta Air Lines, Inc., 3.625%, 3/15/22	$914	$927,040

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,436	1,597,645

		$2,524,685

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automotive — 0.8%

General Motors Co.:

4.20%, 10/1/27	$2,383	$2,660,169

5.40%, 4/1/48	1,563	1,994,488

		$4,654,657

Banks — 15.1%

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	$2,150	$2,239,440

Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,254,837

Bank of America Corp.:

1.734% to 7/22/26, 7/22/27(8)	3,431	3,459,249

1.898% to 7/23/30, 7/23/31(8)	2,400	2,335,391

1.922% to 10/24/30, 10/24/31(8)	1,806	1,761,858

2.087% to 6/14/28, 6/14/29(8)	3,387	3,417,709

2.456% to 10/22/24, 10/22/25(8)	963	1,008,018

3.974% to 2/7/29, 2/7/30(8)	807	916,219

BankUnited, Inc., 5.125%, 6/11/30	1,020	1,190,710

Barclays PLC:

2.852% to 5/7/25, 5/7/26(8)	2,585	2,732,429

4.836%, 5/9/28	1,610	1,811,185

BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,165	1,179,679

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	933,596

Capital One Financial Corp.:

3.30%, 10/30/24	3,227	3,477,877

3.75%, 4/24/24	700	756,931

Citigroup, Inc.:

2.666% to 1/29/30, 1/29/31(8)	912	942,297

3.106% to 4/8/25, 4/8/26(8)	1,447	1,549,363

3.668% to 7/24/27, 7/24/28(8)	1,685	1,860,084

3.70%, 1/12/26	1,000	1,106,675

3.887% to 1/10/27, 1/10/28(8)	909	1,012,477

4.00% to 12/10/25(8)(9)	1,090	1,129,512

4.075% to 4/23/28, 4/23/29(8)	1,855	2,105,917

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(8)	982	1,040,616

Deutsche Bank AG/New York, NY, 2.222% to 9/18/23, 9/18/24(8)	1,516	1,557,534

Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	1,193	1,268,117

Discover Financial Services:

3.95%, 11/6/24	490	534,626

6.125% to 6/23/25(8)(9)	360	405,342

Goldman Sachs Group, Inc. (The):

2.905% to 7/24/22, 7/24/23(8)	1,909	1,957,132

3.75%, 2/25/26	970	1,073,559

3.85%, 1/26/27	1,510	1,665,093

5.75%, 1/24/22	951	980,475

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

HSBC Holdings PLC, 2.357% to 8/18/30, 8/18/31(8)	$982	$983,570

International Bank for Reconstruction & Development:

0.18%, (SOFR + 0.13%), 1/13/23(2)	2,756	2,757,295

1.375%, 4/20/28	1,900	1,917,078

JPMorgan Chase & Co.:

0.63%, (SOFR + 0.58%), 3/16/24(2)	2,339	2,354,973

2.522% to 4/22/30, 4/22/31(8)	1,500	1,544,816

2.739% to 10/15/29, 10/15/30(8)	3,235	3,388,558

2.956% to 5/13/30, 5/13/31(8)	634	666,710

3.782% to 2/1/27, 2/1/28(8)	1,000	1,111,130

5.625%, 8/16/43	628	888,896

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	1,661	1,732,970

Macquarie Bank, Ltd.:

3.052% to 3/3/31, 3/3/36(1)(8)	1,454	1,447,806

3.624%, 6/3/30(1)	970	1,027,122

National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	1,294	1,289,807

PPTT, 2006-A GS, Class A, 5.812%(1)(9)(10)	259	291,178

Santander Holdings USA, Inc.:

3.45%, 6/2/25	1,788	1,922,295

4.50%, 7/17/25	712	790,672

Societe Generale S.A., 4.75% to 5/26/26(1)(8)(9)	777	807,109

Standard Chartered PLC:

1.319% to 10/14/22, 10/14/23(1)(8)	800	807,888

1.456% to 1/14/26, 1/14/27(1)(8)	808	801,570

Synovus Bank/Columbus, GA:

2.289% to 2/10/22, 2/10/23(8)	2,450	2,469,391

4.00% to 10/29/25, 10/29/30(8)	940	998,750

Synovus Financial Corp., 3.125%, 11/1/22	622	639,794

Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	655	682,150

Truist Financial Corp.:

1.267% to 3/2/26, 3/2/27(8)	1,185	1,184,275

5.10% to 3/1/30(8)(9)	1,427	1,607,159

UBS AG, 1.25%, 6/1/26(1)	1,442	1,438,857

UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(8)	1,652	1,619,877

Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(8)	966	951,384

		$86,787,027

Beverages — 0.1%

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$538,650

		$538,650

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Building Materials — 1.1%

Eagle Materials, Inc., 2.50%, 7/1/31(4)	$3,005	$2,980,954

Owens Corning, 3.95%, 8/15/29	2,462	2,784,330

Vulcan Materials Co., 4.50%, 6/15/47	479	581,792

		$6,347,076

Chemicals — 0.4%

Alpek SAB de CV:

3.25%, 2/25/31(1)	$1,200	$1,218,468

4.25%, 9/18/29(1)	920	1,001,218

		$2,219,686

Commercial Services — 1.0%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,896,540

Block Financial, LLC, 3.875%, 8/15/30	1,362	1,473,742

Ford Foundation (The), 2.415%, 6/1/50	650	627,164

Western Union Co. (The), 6.20%, 11/17/36	1,545	1,952,547

		$5,949,993

Computers — 0.8%

DXC Technology Co.:

4.125%, 4/15/25	$937	$1,030,386

4.25%, 4/15/24	229	248,577

4.75%, 4/15/27	397	457,486

Seagate HDD Cayman:

3.375%, 7/15/31(1)	870	841,869

4.091%, 6/1/29(1)	463	474,663

5.75%, 12/1/34	1,473	1,697,110

		$4,750,091

Diversified Financial Services — 4.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust:

4.50%, 9/15/23	$1,246	$1,336,532

6.50%, 7/15/25	742	870,845

Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,810	1,956,452

Air Lease Corp., 2.875%, 1/15/26	700	736,048

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,140	1,173,630

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,146,100

Brookfield Finance, LLC, 3.45%, 4/15/50	1,943	2,010,329

CI Financial Corp.:

3.20%, 12/17/30	1,403	1,441,396

4.10%, 6/15/51	690	722,501

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Ford Motor Credit Co., LLC:

1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$1,566	$1,564,081

2.979%, 8/3/22	2,203	2,239,063

4.14%, 2/15/23	300	311,250

KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,451,096

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.:

4.50%, 3/15/27(1)	432	487,284

4.875%, 4/15/45(1)	1,157	1,349,376

Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,564,003

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	611	666,881

		$23,026,867

Electric Utilities — 0.5%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,079,187

ITC Holdings Corp., 4.05%, 7/1/23	680	719,878

NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,255,309

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	40,138

		$3,094,512

Electrical and Electronic Equipment — 1.1%

Jabil, Inc.:

3.00%, 1/15/31	$2,773	$2,856,862

3.60%, 1/15/30	2,207	2,392,140

4.70%, 9/15/22	959	1,006,455

		$6,255,457

Energy — 0.2%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,265	$1,312,531

		$1,312,531

Foods — 0.9%

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$1,625,882

Kraft Heinz Foods Co., 4.375%, 6/1/46	1,557	1,767,249

Smithfield Foods, Inc.:

2.65%, 10/3/21(1)	1,304	1,310,707

3.00%, 10/15/30(1)	210	211,990

		$4,915,828

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.6%

Centene Corp.:

2.50%, 3/1/31	$1,583	$1,563,213

3.375%, 2/15/30	784	820,593

4.25%, 12/15/27	798	841,890

		$3,225,696

Insurance — 0.6%

Athene Global Funding, 2.45%, 8/20/27(1)	$2,795	$2,887,223

Principal Financial Group, Inc., 4.30%, 11/15/46	534	646,147

		$3,533,370

Machinery — 0.9%

Flowserve Corp., 3.50%, 10/1/30	$695	$733,923

nVent Finance S.a.r.l., 4.55%, 4/15/28	2,700	2,969,903

Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,552,981

		$5,256,807

Media — 1.6%

Charter Communications Operating, LLC/Charter Communications Operating Capital:

2.80%, 4/1/31	$1,269	$1,298,797

4.80%, 3/1/50	2,895	3,331,248

Comcast Corp.:

2.45%, 8/15/52	2,146	1,942,840

4.70%, 10/15/48	613	791,700

Discovery Communications, LLC, 5.20%, 9/20/47	1,321	1,644,542

		$9,009,127

Miscellaneous Manufacturing — 0.2%

Hexcel Corp., 4.20%, 2/15/27	$1,106	$1,191,270

		$1,191,270

Oil and Gas — 0.8%

National Fuel Gas Co., 2.95%, 3/1/31	$1,707	$1,720,148

NOV, Inc., 3.60%, 12/1/29	961	1,006,329

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,853,425

		$4,579,902

Other Revenue — 0.7%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,245,024

OneMain Finance Corp., 3.50%, 1/15/27	746	752,528

		$3,997,552

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 0.2%

CVS Health Corp., 3.00%, 8/15/26	$1,236	$1,334,221

		$1,334,221

Pipelines — 0.4%

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,951,055

		$1,951,055

Real Estate Investment Trusts (REITs) — 1.8%

Agree, L.P., 2.00%, 6/15/28	$520	$516,287

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,424,652

Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	1,019,048

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	1,436	1,448,565

Iron Mountain, Inc.:

4.50%, 2/15/31(1)	977	990,434

5.00%, 7/15/28(1)	339	352,950

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,184,601

SITE Centers Corp., 3.625%, 2/1/25	874	924,314

Sun Communities Operating, L.P., 2.70%, 7/15/31	455	455,949

		$10,316,800

Retail-Specialty and Apparel — 1.1%

7-Eleven, Inc., 0.80%, 2/10/24(1)	$1,478	$1,474,900

Macy’s Retail Holdings, LLC, 2.875%, 2/15/23	1,182	1,197,378

Nordstrom, Inc.:

4.25%, 8/1/31(1)	819	853,974

4.375%, 4/1/30	1,040	1,085,392

5.00%, 1/15/44	1,508	1,505,309

		$6,116,953

Technology — 0.1%

Western Digital Corp., 4.75%, 2/15/26	$690	$767,625

		$767,625

Telecommunications — 2.6%

AT&T, Inc.:

3.55%, 9/15/55(1)	$1,251	$1,257,016

3.65%, 6/1/51	2,875	2,992,324

3.65%, 9/15/59(1)	372	377,810

3.80%, 12/1/57(1)	2,258	2,356,850

Nokia Oyj:

4.375%, 6/12/27	981	1,086,536

6.625%, 5/15/39	1,242	1,611,091

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

SES GLOBAL Americas Holdings GP, 5.30%, 3/25/44(1)	$661	$775,079

SES S.A., 5.30%, 4/4/43(1)	393	461,952

T-Mobile USA, Inc.:

2.25%, 11/15/31	278	275,277

2.55%, 2/15/31	646	655,044

2.625%, 4/15/26	994	1,018,835

4.50%, 4/15/50	1,511	1,801,087

		$14,668,901

Transportation — 0.5%

FedEx Corp., 4.55%, 4/1/46	$500	$608,248

SMBC Aviation Capital Finance DAC:

3.00%, 7/15/22(1)	914	935,152

3.55%, 4/15/24(1)	1,200	1,275,510

		$2,818,910

Utilities — 1.9%

AES Corp. (The), 2.45%, 1/15/31(1)	$2,342	$2,321,030

American Water Capital Corp.:

2.30%, 6/1/31	2,740	2,787,895

2.95%, 9/1/27	1,426	1,538,901

Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(8)	1,704	1,806,240

Southern Co. Gas Capital Corp.:

2.45%, 10/1/23	1,060	1,102,384

3.95%, 10/1/46	1,270	1,416,724

		$10,973,174

Total Corporate Bonds (identified cost $221,803,974)		$232,118,423

Preferred Securities — 0.9%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	30,718	$679,175

		$679,175

Real Estate Management & Development — 0.4%

Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$2,122,450

		$2,122,450

Security	Shares	Value

Wireless Telecommunication Services — 0.4%

United States Cellular Corp., 5.50%	93,600	$2,451,384

		$2,451,384

Total Preferred Securities (identified cost $5,110,024)		$5,253,009

Senior Floating-Rate Loans — 1.5%(11)
Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,219	$1,210,413

		$1,210,413

Drugs — 0.3%

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$1,796	$1,795,388

		$1,795,388

Electronics / Electrical — 0.3%

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$1,007	$1,010,208

MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	76	75,344

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	514	508,816

		$1,594,368

Equipment Leasing — 0.1%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$630,412

		$630,412

Health Care — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$761	$761,109

		$761,109

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Insurance — 0.1%

Asurion, LLC:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$533	$530,399

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	249	246,204

		$776,603

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$244	$241,280

		$241,280

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$493	$486,690

Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	246,346

Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	991,528

		$1,724,564

Total Senior Floating-Rate Loans (identified cost $8,762,234)		$8,734,137

Sovereign Government Bonds — 1.3%
Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$7,159,452

Total Sovereign Government Bonds (identified cost $7,160,188)		$7,159,452

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,527,784

		$1,527,784

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.7%

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:

2.094%, 9/1/30	$820	$839,073

2.184%, 9/1/31	650	664,612

2.264%, 9/1/32	585	597,139

2.344%, 9/1/33	635	647,008

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,238,092

		$9,985,924

Total Taxable Municipal Obligations (identified cost $10,870,000)		$11,513,708

U.S. Treasury Obligations — 21.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:

1.375%, 8/15/50	$2,806	$2,366,357

1.625%, 11/15/50	8,674	7,792,867

1.875%, 2/15/41	1,069	1,046,785

1.875%, 2/15/51	7,427	7,090,464

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(12)	4,918	5,646,647

U.S. Treasury Notes:

0.125%, 1/31/23	14,169	14,156,824

0.125%, 4/30/23	3,886	3,879,169

0.125%, 8/15/23	2,111	2,104,898

0.25%, 6/15/24	9,663	9,604,494

0.25%, 5/31/25	3,310	3,255,049

0.375%, 11/30/25	1,414	1,388,758

0.375%, 12/31/25	12,408	12,174,865

0.375%, 1/31/26	8,006	7,846,818

0.50%, 2/28/26	3,144	3,096,901

0.625%, 8/15/30	1,127	1,050,135

0.75%, 4/30/26	6,300	6,268,746

0.875%, 11/15/30	9,773	9,295,039

1.125%, 2/29/28	5,780	5,763,744

1.125%, 2/15/31	10,686	10,375,438

1.25%, 3/31/28	2,415	2,424,905

1.25%, 4/30/28	5,950	5,969,524

1.25%, 6/30/28	1,455	1,457,387

Total U.S. Treasury Obligations (identified cost $124,457,225)		$124,055,814

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(13)	11,609,748	$11,609,748

Total Short-Term Investments (identified cost $11,609,748)		$11,609,748

Total Investments — 105.1% (identified cost $591,721,043)		$603,367,434

Other Assets, Less Liabilities — (5.1)%		$(29,446,919)

Net Assets — 100.0%		$573,920,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $167,002,055 or 29.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.

(4)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2021.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 7).
(6)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.

(7)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2021.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	65	Long	9/30/21	$14,320,820	$(23,967)

U.S. 5-Year Treasury Note	92	Long	9/30/21	11,355,531	(38,410)

U.S. 10-Year Treasury Note	56	Long	9/21/21	7,420,000	19,891

U.S. Long Treasury Bond	36	Long	9/21/21	5,787,000	168,695

U.S. Ultra-Long Treasury Bond	132	Long	9/21/21	25,434,750	1,113,548

U.S. Ultra 10-Year Treasury Note	(471)	Short	9/21/21	(69,332,672)	(1,031,033)

					$208,724

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $575,210,530)	$587,230,792

Affiliated investments, at value (identified cost, $16,510,513)	16,136,642

Cash	137,361

Deposits for derivatives collateral — financial futures contracts	401,442

Interest receivable	2,731,894

Interest and dividends receivable from affiliated investments	11,517

Receivable from affiliate	3,964

Total assets	$606,653,612

Liabilities

Payable for when-issued/delayed delivery/forward commitment securities	$32,344,805

Payable for variation margin on open financial futures contracts	35,623

Payable to affiliates:

Investment adviser fee	211,870

Trustees’ fees	7,115

Accrued expenses	133,684

Total liabilities	$32,733,097

Net Assets applicable to investors’ interest in Portfolio	$573,920,515

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Interest	$6,997,612

Dividends	154,687

Interest and dividends from affiliated investments	70,735

Total investment income	$7,223,034

Expenses

Investment adviser fee	$1,243,330

Trustees’ fees and expenses	13,895

Custodian fee	73,944

Legal and accounting services	43,236

Miscellaneous	9,754

Total expenses	$1,384,159

Deduct —

Allocation of expenses to affiliate	$29,208

Total expense reductions	$29,208

Net expenses	$1,354,951

Net investment income	$5,868,083

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,840,799

Investment transactions — affiliated investments	183,015

Financial futures contracts	(405,154)

Net realized gain	$4,618,660

Change in unrealized appreciation (depreciation) —

Investments	$(8,060,372)

Investments — affiliated investments	(184,729)

Financial futures contracts	291,960

Net change in unrealized appreciation (depreciation)	$(7,953,141)

Net realized and unrealized loss	$(3,334,481)

Net increase in net assets from operations	$2,533,602

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$5,868,083	$13,749,867

Net realized gain	4,618,660	16,372,622

Net change in unrealized appreciation (depreciation)	(7,953,141)	10,973,429

Net increase in net assets from operations	$2,533,602	$41,095,918

Capital transactions —

Contributions	$40,693,241	$80,326,660

Withdrawals	(45,259,786)	(135,858,908)

Net decrease in net assets from capital transactions	$(4,566,545)	$(55,532,248)

Net decrease in net assets	$(2,032,943)	$(14,436,330)

Net Assets

At beginning of period	$575,953,458	$590,389,788

At end of period	$573,920,515	$575,953,458

25	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020		2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.49	%(2)	0.49%		0.49%	0.49%	0.49%	0.50%

Net investment income	2.12	%(2)	2.46%		2.86%	2.98%	2.46%	2.01%

Portfolio Turnover	59	%(3)(4)	93	%(4)	89%	65%	123%	132	%(4)

Total Return(1)	0.37	%(3)	8.16%		9.28%	(0.50)%	4.48%	2.73%

Net assets, end of period (000’s omitted)	$573,921		$575,953		$590,390	$506,016	$479,364	$484,256

(1)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.02%, 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(2)	Annualized.

(3)	Not annualized.

(4)	Includes the effect of To Be Announced (TBA) transactions.

26	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 73.7% and 26.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

27

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis , including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery, when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.450% of the Portfolio’s average daily net assets up to $1 billion, 0.425% from $1 billion up to

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Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

$2 billion, 0.415% from $2 billion up to $5 billion and 0.405% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $1,243,330 or 0.450% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $29,208 of the Portfolio’s operating expenses for the six months ended June 30, 2021. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$87,184,840	$100,957,384

U.S. Government and Agency Securities	276,041,823	231,410,285

	$363,226,663	$332,367,669

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$592,235,173

Gross unrealized appreciation	$16,628,063

Gross unrealized depreciation	(5,287,078)

Net unrealized appreciation	$11,340,985

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Portfolio of Investments. At June 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$1,302,134	$(1,093,410)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

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Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(43,749)	$—

Financial futures contracts	(405,154)	291,960

Total	$(448,903)	$291,960

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Financial futures contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$64,587,000	$69,727,000

The average number of purchased options contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was 28 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

30

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $16,136,642, which represents 2.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust,

Series 2016-C29, Class C, 4.903%, 5/15/49(1)	$—	$—	$—	$—	$3,653	$1,053,648	$16,104	$993,200

Morgan Stanley Capital I Trust:

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	1,517	1,006,678	24,128	1,745,000

Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	14,177	2,466,568	12,910	2,521,000

Corporate Bonds

Morgan Stanley:

0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(4,546,503)	12,503	(21,490)	—	2,375	—

3.772% to 1/24/28, 1/24/29(1)	—	—	(1,142,216)	122,216	(125,574)	—	214	—

4.875%, 11/1/22(1)	—	—	(1,207,629)	50,463	(57,012)	—	3,716	—

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	52,287,209	125,388,890	(166,064,184)	(2,167)	—	11,609,748	11,288	11,609,748

Totals				$183,015	$(184,729)	$16,136,642	$70,735

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Core Bond Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$72,071,607	$—	$72,071,607

Collateralized Mortgage Obligations	—	22,814,313	—	22,814,313

Commercial Mortgage-Backed Securities	—	45,352,200	—	45,352,200

U.S. Government Agency Mortgage-Backed Securities	—	62,685,023	—	62,685,023

Corporate Bonds	—	232,118,423	—	232,118,423

Preferred Securities	5,253,009	—	—	5,253,009

Senior Floating-Rate Loans	—	8,734,137	—	8,734,137

Sovereign Government Bonds	—	7,159,452	—	7,159,452

Taxable Municipal Obligations	—	11,513,708	—	11,513,708

U.S. Treasury Obligations	—	124,055,814	—	124,055,814

Short-Term Investments	—	11,609,748	—	11,609,748

Total Investments	$5,253,009	$598,114,425	$—	$603,367,434

Futures Contracts	$1,302,134	$—	$—	$1,302,134

Total	$6,555,143	$598,114,425	$—	$604,669,568

Liability Description

Futures Contracts	$(1,093,410)	$—	$—	$(1,093,410)

Total	$(1,093,410)	$—	$—	$(1,093,410)

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

32

Eaton Vance

Core Bond Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Core Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Core Bond Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	10,310,833.968	43,519.378	161,035.269	0

Proposal 2	10,316,143.242	32,457.895	166,787.478	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Core Bond Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

93.289%	1.296%	5.414%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

33

Eaton Vance

Core Bond Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

Core Bond Fund

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.21

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Goldman Sachs Asset Management, L.P. (GSAM), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and GSAM are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Greater India Fund

Eaton Vance

Greater India Fund

June 30, 2021

Performance1,2

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	05/02/1994	05/02/1994	11.04%	56.32%	11.98%	7.01%
Class A with 5.75% Maximum Sales Charge	—	—	4.66	47.33	10.66	6.38
Class C at NAV	07/07/2006	05/02/1994	10.67	55.26	11.20	6.27
Class C with 1% Maximum Sales Charge	—	—	9.67	54.26	11.20	6.27
Class I at NAV	10/01/2009	05/02/1994	11.21	56.78	12.31	7.33

MSCI India Index	—	—	12.38%	56.36%	11.85%	5.52%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.56%	2.26%	1.26%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Infosys, Ltd.	12.6%

ICICI Bank, Ltd.	8.4

Axis Bank, Ltd.	5.3

Reliance Industries, Ltd.	5.1

Hindustan Unilever, Ltd.	4.1

Maruti Suzuki India, Ltd.	3.3

HCL Technologies, Ltd.	2.8

Info Edge India, Ltd.	2.6

State Bank of India	2.5

UltraTech Cement, Ltd.	2.3

Total	49.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began subadvising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,110.40	$8.01	1.53%
Class C	$1,000.00	$1,106.70	$11.65	2.23%
Class I	$1,000.00	$1,112.10	$6.44	1.23%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,013.70	$11.13	2.23%
Class I	$1,000.00	$1,018.70	$6.16	1.23%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Greater India Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Investment in Greater India Portfolio, at value (identified cost, $180,506,972)	$282,874,946

Receivable for Fund shares sold	285,559

Total assets	$283,160,505

Liabilities

Payable for Fund shares redeemed	$166,093

Payable to affiliates:

Administration fee	34,625

Distribution and service fees	49,245

Trustees’ fees	125

Accrued expenses	51,209

Total liabilities	$301,297

Net Assets	$282,859,208

Sources of Net Assets

Paid-in capital	$164,512,444

Distributable earnings	118,346,764

Total	$282,859,208

Class A Shares

Net Assets	$172,645,897

Shares Outstanding	3,864,234

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$44.68

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$47.41

Class C Shares

Net Assets	$8,510,035

Shares Outstanding	225,964

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$37.66

Class I Shares

Net Assets	$101,703,276

Shares Outstanding	2,208,623

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$46.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends allocated from Portfolio (net of foreign taxes, $237,689)	$821,828

Expenses allocated from Portfolio	(1,220,215)

Total investment loss from Portfolio	$(398,387)

Expenses

Administration fee	$193,342

Distribution and service fees

Class A	245,673

Class C	39,705

Trustees’ fees and expenses	250

Custodian fee	12,553

Transfer and dividend disbursing agent fees	108,545

Legal and accounting services	15,397

Printing and postage	8,055

Registration fees	24,554

Miscellaneous	5,513

Total expenses	$653,587

Net investment loss	$(1,051,974)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $112,075)	$14,405,910

Financial futures contracts	882,920

Foreign currency transactions	(6,800)

Net realized gain	$15,282,030

Change in unrealized appreciation (depreciation) —

Investments	$13,268,071

Financial futures contracts	(93,990)

Foreign currency	(2,922)

Net change in unrealized appreciation (depreciation)	$13,171,159

Net realized and unrealized gain	$28,453,189

Net increase in net assets from operations	$27,401,215

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment loss	$(1,051,974)	$(1,343,407)

Net realized gain	15,282,030	6,347,851

Net change in unrealized appreciation (depreciation)	13,171,159	28,844,361

Net increase in net assets from operations	$27,401,215	$33,848,805

Distributions to shareholders —

Class A	$—	$(400,539)

Class C	—	(26,074)

Class I	—	(138,011)

Total distributions to shareholders	$—	$(564,624)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,326,128	$8,791,552

Class C	884,601	1,151,209

Class I	29,307,968	50,142,961

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	356,690

Class C	—	25,905

Class I	—	118,877

Cost of shares redeemed

Class A	(8,633,865)	(33,527,366)

Class C	(934,462)	(4,199,233)

Class I	(5,729,056)	(34,902,284)

Net asset value of shares converted

Class A	43,950	1,561,672

Class C	(43,950)	(1,561,672)

Net increase (decrease) in net assets from Fund share transactions	$18,221,314	$(12,041,689)

Net increase in net assets	$45,622,529	$21,242,492

Net Assets

At beginning of period	$237,236,679	$215,994,187

At end of period	$282,859,208	$237,236,679

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$40.230		$34.300	$32.020	$36.830	$26.300	$25.770

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.190)		$(0.237)	$(0.188)	$(0.150)	$0.016	$(0.200)

Net realized and unrealized gain (loss)	4.640		6.263	3.424	(4.284)	11.737	0.878

Total income (loss) from operations	$4.450		$6.026	$3.236	$(4.434)	$11.753	$0.678

Less Distributions

From net investment income	$—		$—	$—	$(0.376)	$(1.223)	$(0.148)

From net realized gain	—		(0.096)	(0.956)	—	—	—

Total distributions	$—		$(0.096)	$(0.956)	$(0.376)	$(1.223)	$(0.148)

Net asset value — End of period	$44.680		$40.230	$34.300	$32.020	$36.830	$26.300

Total Return(2)	11.04	%(3)	17.64%	10.46%	(12.13)%	44.80%	2.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$172,646		$160,570	$163,335	$152,967	$192,016	$149,950

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.53	%(6)	1.56%	1.63%	1.62%	1.68%	1.88	%(4)

Net investment income (loss)	(0.91	)%(6)	(0.75)%	(0.58)%	(0.44)%	0.05%	(0.75)%

Portfolio Turnover of the Portfolio	15	%(3)	26%	21%	29%	25%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the year ended December 31, 2016). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$34.030		$29.230	$27.620	$32.050	$23.020	$22.580

Income (Loss) From Operations

Net investment loss(1)	$(0.285)		$(0.385)	$(0.363)	$(0.334)	$(0.186)	$(0.336)

Net realized and unrealized gain (loss)	3.915		5.281	2.929	(3.720)	10.247	0.776

Total income (loss) from operations	$3.630		$4.896	$2.566	$(4.054)	$10.061	$0.440

Less Distributions

From net investment income	$—		$—	$—	$(0.376)	$(1.031)	$—

From net realized gain	—		(0.096)	(0.956)	—	—	—

Total distributions	$—		$(0.096)	$(0.956)	$(0.376)	$(1.031)	$—

Net asset value — End of period	$37.660		$34.030	$29.230	$27.620	$32.050	$23.020

Total Return(2)	10.67	%(3)	16.82%	9.69%	(12.76)%	43.81%	1.95	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,510		$7,804	$11,898	$21,891	$30,195	$22,335

Ratios (as a percentage of average daily net assets):(5)

Expenses	2.23	%(6)	2.26%	2.33%	2.32%	2.38%	2.58	%(4)

Net investment loss	(1.61	)%(6)	(1.44)%	(1.30)%	(1.14)%	(0.65)%	(1.44)%

Portfolio Turnover of the Portfolio	15	%(3)	26%	21%	29%	25%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the year ended December 31, 2016). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$41.400		$35.190	$32.730	$37.520	$26.770	$26.230

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.122)		$(0.148)	$(0.092)	$(0.047)	$0.140	$(0.126)

Net realized and unrealized gain (loss)	4.772		6.454	3.508	(4.367)	11.936	0.900

Total income (loss) from operations	$4.650		$6.306	$3.416	$(4.414)	$12.076	$0.774

Less Distributions

From net investment income	$—		$—	$—	$(0.376)	$(1.326)	$(0.234)

From net realized gain	—		(0.096)	(0.956)	—	—	—

Total distributions	$—		$(0.096)	$(0.956)	$(0.376)	$(1.326)	$(0.234)

Net asset value — End of period	$46.050		$41.400	$35.190	$32.730	$37.520	$26.770

Total Return(2)	11.21	%(3)	17.99%	10.79%	(11.85)%	45.22%	2.97	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101,703		$68,863	$40,761	$37,330	$48,595	$26,866

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.23	%(6)	1.26%	1.33%	1.32%	1.38%	1.58	%(4)

Net investment income (loss)	(0.57	)%(6)	(0.45)%	(0.27)%	(0.14)%	0.41%	(0.46)%

Portfolio Turnover of the Portfolio	15	%(3)	26%	21%	29%	25%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the year ended December 31, 2016). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Greater India Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.850% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee up to $500 million, 0.800% from $500 million but less than $1 billion, 0.775% from $1 billion but less than $2.5 billion, 0.750% from $2.5 billion but less than $5 billion, and 0.730% of such assets $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Fund incurred no investment adviser fee on such assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). In connection with the Transaction, BMR entered into a new sub-advisory agreement with GSAM, which took effect on March 1, 2021. BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the administration fee amounted to $193,342.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $12,111 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,191 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $245,673 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $29,779 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $9,926 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

Greater India Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2021, increases and decreases in the Fund’s investment in the Portfolio aggregated $21,034,806 and $3,628,961, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	78,638	278,715

Issued to shareholders electing to receive payments of distributions in Fund shares	—	11,006

Redemptions	(206,952)	(1,107,484)

Converted from Class C shares	1,046	47,626

Net decrease	(127,268)	(770,137)

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	24,320	40,110

Issued to shareholders electing to receive payments of distributions in Fund shares	—	943

Redemptions	(26,453)	(162,624)

Converted to Class A shares	(1,239)	(56,121)

Net decrease	(3,372)	(177,692)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	677,329	1,751,546

Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,568

Redemptions	(132,041)	(1,249,965)

Net increase	545,288	505,149

13

Greater India Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%
Security	Shares	Value

India — 93.8%

Auto Components — 1.0%

Sona BLW Precision Forgings, Ltd.(1)(2)	460,377	$2,117,933

Tube Investments of India, Ltd.	52,672	828,040

		$2,945,973

Automobiles — 5.0%

Maruti Suzuki India, Ltd.	91,694	$9,314,908

Tata Motors, Ltd.(1)	1,018,204	4,675,527

		$13,990,435

Banks — 20.5%

Axis Bank, Ltd.(1)	1,491,259	$15,055,554

Federal Bank, Ltd.(1)	1,650,418	1,940,667

HDFC Bank, Ltd.	268,300	5,415,827

ICICI Bank, Ltd.(1)	2,774,975	23,645,133

Kotak Mahindra Bank, Ltd.(1)	218,246	5,013,817

State Bank of India	1,232,068	6,962,241

		$58,033,239

Building Products — 0.4%

Kajaria Ceramics, Ltd.	85,334	$1,122,424

		$1,122,424

Chemicals — 0.5%

Atul, Ltd.(1)	11,387	$1,365,913

		$1,365,913

Construction & Engineering — 1.3%

Voltas, Ltd.	275,254	$3,785,638

		$3,785,638

Construction Materials — 2.7%

JK Cement, Ltd.(1)	32,085	$1,231,310

UltraTech Cement, Ltd.	70,093	6,391,396

		$7,622,706

Consumer Finance — 1.3%

Mahindra & Mahindra Financial Services, Ltd.(1)	594,130	$1,259,716

SBI Cards & Payment Services, Ltd.	187,264	2,446,805

		$3,706,521

Security	Shares	Value

Diversified Financial Services — 1.4%

Bajaj Finserv, Ltd.(1)	25,108	$4,086,345

		$4,086,345

Diversified Telecommunication Services — 1.0%

Tata Communications, Ltd.	159,952	$2,774,344

		$2,774,344

Electric Utilities — 0.9%

Tata Power Co., Ltd. (The)	1,572,314	$2,588,521

		$2,588,521

Electrical Equipment — 0.3%

Graphite India, Ltd.(1)	83,106	$713,557

		$713,557

Food & Staples Retailing — 2.1%

Avenue Supermarts, Ltd.(1)(2)	132,905	$5,994,564

		$5,994,564

Food Products — 1.7%

Tata Consumer Products, Ltd.	467,358	$4,758,802

		$4,758,802

Gas Utilities — 0.7%

Gujarat Gas, Ltd.	225,147	$2,005,242

		$2,005,242

Health Care Providers & Services — 1.0%

Apollo Hospitals Enterprise, Ltd.	56,116	$2,732,977

		$2,732,977

Hotels, Restaurants & Leisure — 1.2%

Jubilant FoodWorks, Ltd.(1)	84,027	$3,491,678

		$3,491,678

Household Durables — 2.3%

Crompton Greaves Consumer Electricals, Ltd.	863,283	$5,044,523

Dixon Technologies India, Ltd.(1)	26,438	1,571,965

		$6,616,488

Household Products — 4.1%

Hindustan Unilever, Ltd.	345,269	$11,509,927

		$11,509,927

14	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 2.8%

ICICI Lombard General Insurance Co., Ltd.(2)	150,940	$3,181,100

SBI Life Insurance Co., Ltd.(2)	348,308	4,725,759

		$7,906,859

Interactive Media & Services — 2.6%

Info Edge India, Ltd.	109,861	$7,295,467

		$7,295,467

IT Services — 19.0%

HCL Technologies, Ltd.	590,347	$7,836,358

Infosys, Ltd.	1,690,394	35,742,166

Infosys, Ltd. ADR	44,140	935,327

Larsen & Toubro Infotech, Ltd.(2)	28,521	1,563,965

Persistent Systems, Ltd.	41,549	1,668,982

Wipro, Ltd.(2)	817,450	6,004,174

		$53,750,972

Life Sciences Tools & Services — 2.9%

Divi’s Laboratories, Ltd.(1)	105,010	$6,226,754

Syngene International, Ltd.(1)(2)	256,164	2,014,215

		$8,240,969

Metals & Mining — 2.3%

Hindalco Industries, Ltd.	909,561	$4,570,020

Jindal Steel & Power, Ltd.(1)	342,121	1,835,855

		$6,405,875

Multiline Retail — 0.5%

Trent, Ltd.	113,576	$1,299,395

		$1,299,395

Oil, Gas & Consumable Fuels — 5.1%

Reliance Industries, Ltd.	505,000	$14,369,546

		$14,369,546

Personal Products — 2.0%

Emami, Ltd.	254,423	$1,911,637

Marico, Ltd.	538,582	3,850,805

		$5,762,442

Pharmaceuticals — 3.6%

Gland Pharma, Ltd.(1)(2)	63,976	$2,937,570

Ipca Laboratories, Ltd.	71,998	1,965,296

Security	Shares	Value

Pharmaceuticals (continued)

Lupin, Ltd.	197,697	$3,058,424

Torrent Pharmaceuticals, Ltd.	58,307	2,269,615

		$10,230,905

Professional Services — 0.7%

L&T Technology Services, Ltd.(2)	51,123	$1,987,802

		$1,987,802

Real Estate Management & Development — 1.5%

Godrej Properties, Ltd.(1)	117,693	$2,211,515

Oberoi Realty, Ltd.(1)	214,170	1,809,226

Prestige Estates Projects, Ltd.(1)	71,143	278,632

		$4,299,373

Thrifts & Mortgage Finance — 1.4%

Housing Development Finance Corp., Ltd.	118,625	$3,962,808

		$3,962,808

Total India (identified cost $162,961,177)		$265,357,707

Total Common Stocks (identified cost $162,961,177)		$265,357,707

Total Investments — 93.8% (identified cost $162,961,177)		$265,357,707

Other Assets, Less Liabilities — 6.2%		$17,519,826

Net Assets — 100.0%		$282,877,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $30,527,082 or 10.8% of the Portfolio’s net assets.

15	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

SGX CNX Nifty Index	489	Long	7/29/21	$15,400,566	$(88,272)

					$(88,272)

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $162,961,177)	$265,357,707

Cash	16,078,334

Deposits for derivatives collateral — financial futures contracts	806,850

Foreign currency, at value (identified cost, $1,110,384)	1,110,349

Dividends receivable	120,067

Receivable for investments sold	874,455

Receivable for foreign taxes	39,612

Total assets	$284,387,374

Liabilities

Payable for investments purchased	$1,159,111

Payable for variation margin on open financial futures contracts	39,561

Payable to affiliates:

Investment adviser fee	196,233

Trustees’ fees	3,140

Accrued expenses	111,796

Total liabilities	$1,509,841

Net Assets applicable to investors’ interest in Portfolio	$282,877,533

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $237,691)	$821,837

Total investment income	$821,837

Expenses

Investment adviser fee	$1,095,376

Trustees’ fees and expenses	6,945

Custodian fee	67,702

Legal and accounting services	44,477

Miscellaneous	5,727

Total expenses	$1,220,227

Net investment loss	$(398,390)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $112,076)	$14,406,043

Financial futures contracts	882,929

Foreign currency transactions	(6,800)

Net realized gain	$15,282,172

Change in unrealized appreciation (depreciation) —

Investments	$13,268,197

Financial futures contracts	(93,991)

Foreign currency	(2,922)

Net change in unrealized appreciation (depreciation)	$13,171,284

Net realized and unrealized gain	$28,453,456

Net increase in net assets from operations	$28,055,066

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment loss	$(398,390)	$(231,832)

Net realized gain	15,282,172	6,347,912

Net change in unrealized appreciation (depreciation)	13,171,284	28,844,667

Net increase in net assets from operations	$28,055,066	$34,960,747

Capital transactions —

Contributions	$21,034,806	$42,906,129

Withdrawals	(3,628,961)	(57,262,729)

Net increase (decrease) in net assets from capital transactions	$17,405,845	$(14,356,600)

Net increase in net assets	$45,460,911	$20,604,147

Net Assets

At beginning of period	$237,416,622	$216,812,475

At end of period	$282,877,533	$237,416,622

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.95	%(1)	0.93%	0.98%	0.98%	0.98%	1.19%

Net investment income (loss)	(0.31	)%(1)	(0.12)%	0.07%	0.19%	0.76%	(0.06)%

Portfolio Turnover	15	%(2)	26%	21%	29%	25%	91%

Total Return	11.36	%(2)	18.38%	11.17%	(11.57)%	45.78%	3.35%

Net assets, end of period (000’s omitted)	$282,878		$237,417	$216,812	$213,186	$273,437	$203,663

(1)	Annualized.

(2)	Not annualized.

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2021, the Portfolio, for tax reporting in India, had estimated accumulated losses of INR 241,235,429 (having a value of approximately $3,245,000 at June 30, 2021) that can be

21

Greater India Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gain taxes. These accumulated losses expire on March 31, 2027 (INR 237,617,650) and March 31, 2028 (INR 3,617,779). Of the accumulated losses as of March 31, 2021, INR 41,762,212 are short-term and INR 199,473,217 are long-term.

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.850% of the Portfolio’s average daily net assets up to $500 million, 0.800% from $500 million but less than $1 billion, 0.775% from $1 billion but less than $2.5 billion, 0.750% from $2.5 billion but less than $5 billion, and 0.730% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the investment adviser fee amounted to $1,095,376 or 0.85% (annualized) of the Portfolio’s average daily net assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). In connection with the Transaction, BMR entered into a new sub-advisory agreement with GSAM, which took effect on March 1, 2021. BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

22

Greater India Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $43,900,606 and $36,284,442, respectively, for the six months ended June 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,832,834

Gross unrealized appreciation	$101,342,727

Gross unrealized depreciation	(906,126)

Net unrealized appreciation	$100,436,601

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Portfolio of Investments. At June 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Financial futures contracts	$—	$(88,272)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$882,929	$(93,991)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was approximately $8,244,000.

23

Greater India Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$—	$10,069,811	$—	$10,069,811

Consumer Discretionary	2,117,933	26,226,036	—	28,343,969

Consumer Staples	—	28,025,735	—	28,025,735

Energy	—	14,369,546	—	14,369,546

Financials	—	77,695,772	—	77,695,772

Health Care	—	21,204,851	—	21,204,851

Industrials	—	7,609,421	—	7,609,421

Information Technology	935,327	52,815,645	—	53,750,972

Materials	—	15,394,494	—	15,394,494

Real Estate	—	4,299,373	—	4,299,373

Utilities	—	4,593,763	—	4,593,763

Total Common Stocks	$3,053,260	$262,304,447 *	$—	$265,357,707

Total Investments	$3,053,260	$262,304,447	$—	$265,357,707

Liability Description

Futures Contracts	$—	$(88,272)	$—	$(88,272)

Total	$—	$(88,272)	$—	$(88,272)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Greater India Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

25

Eaton Vance

Greater India Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater India Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 and adjourned until February 26, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as the Fund’s investment adviser (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with BMR to serve as investment adviser to Greater India Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. to serve as investment sub-adviser to Greater India Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	2,747,848.659	82,691.274	153,562.731	0

Proposal 2	2,706,959.742	114,072.457	163,071.465	0

Proposal 3	2,738,647.018	86,796.109	158,659.537	0

Proposal 4	2,720,099.693	93,563.633	170,439.338	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Greater India Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. to serve as investment sub-adviser to the Portfolio (“Proposal 2”) . The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	92.502%	2.941%	4.557%

Proposal 2	91.829%	3.201%	4.970%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

26

Eaton Vance

Greater India Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

27

Eaton Vance

Greater India Fund

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Greater India Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

29

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.21

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Special Equities Fund

Eaton Vance

Special Equities Fund

June 30, 2021

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/22/1968	04/22/1968	12.66%	43.44%	14.60%	10.21%
Class A with 5.75% Maximum Sales Charge	—	—	6.19	35.21	13.26	9.56
Class C at NAV	11/17/1994	04/22/1968	12.22	42.34	13.74	9.39
Class C with 1% Maximum Sales Charge	—	—	11.22	41.34	13.74	9.39
Class I at NAV	07/29/2011	04/22/1968	12.79	43.78	14.89	10.49

Russell 2500™ Index	—	—	16.97%	57.79%	16.34%	12.85%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.33%	2.08%	1.08%
Net				1.20	1.95	0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Valvoline, Inc.	3.0%

National Vision Holdings, Inc.	2.5

Terminix Global Holdings, Inc.	2.1

Performance Food Group Co.	2.0

AZEK Co., Inc. (The)	1.8

Euronet Worldwide, Inc.	1.8

CubeSmart	1.7

Pinnacle Financial Partners, Inc.	1.6

Chemed Corp.	1.6

South State Corp.	1.6

Total	19.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,126.60	$6.33	**	1.20%
Class C	$1,000.00	$1,122.20	$10.26	**	1.95%
Class I	$1,000.00	$1,127.90	$5.01	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class C	$1,000.00	$1,015.10	$9.74	**	1.95%
Class I	$1,000.00	$1,020.10	$4.76	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Special Equities Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Aerospace & Defense — 2.3%

Hexcel Corp.(1)	10,431	$650,894

Mercury Systems, Inc.(1)	13,436	890,538

		$1,541,432

Auto Components — 3.7%

Dana, Inc.	27,185	$645,915

Dorman Products, Inc.(1)	10,295	1,067,283

Visteon Corp.(1)	6,550	792,157

		$2,505,355

Automobiles — 0.5%

Harley-Davidson, Inc.	7,900	$361,978

		$361,978

Banks — 7.7%

Commerce Bancshares, Inc.	12,646	$942,886

Community Bank System, Inc.	13,685	1,035,270

First Republic Bank	3,013	563,943

Independent Bank Group, Inc.	6,095	450,908

Pinnacle Financial Partners, Inc.	12,345	1,089,940

South State Corp.	13,115	1,072,283

		$5,155,230

Biotechnology — 0.4%

Neurocrine Biosciences, Inc.(1)	2,820	$274,442

		$274,442

Building Products — 3.1%

AZEK Co., Inc. (The)(1)	28,439	$1,207,520

Trex Co., Inc.(1)	8,410	859,586

		$2,067,106

Capital Markets — 2.2%

Cohen & Steers, Inc.	9,224	$757,198

Tradeweb Markets, Inc., Class A	8,445	714,109

		$1,471,307

Chemicals — 4.3%

Balchem Corp.	6,482	$850,827

Valvoline, Inc.	62,665	2,034,106

		$2,884,933

Security	Shares	Value

Commercial Services & Supplies — 1.9%

Herman Miller, Inc.	16,590	$782,052

Viad Corp.(1)	10,235	510,215

		$1,292,267

Communications Equipment — 1.4%

F5 Networks, Inc.(1)	4,870	$909,034

		$909,034

Containers & Packaging — 0.6%

Ball Corp.	4,725	$382,819

		$382,819

Diversified Consumer Services — 2.7%

Stride, Inc.(1)	11,840	$380,419

Terminix Global Holdings, Inc.(1)	29,590	1,411,739

		$1,792,158

Electric Utilities — 1.3%

Alliant Energy Corp.	15,779	$879,837

		$879,837

Electrical Equipment — 0.6%

AMETEK, Inc.	3,135	$418,522

		$418,522

Electronic Equipment, Instruments & Components — 1.2%

National Instruments Corp.	19,005	$803,531

		$803,531

Equity Real Estate Investment Trusts (REITs) — 8.4%

CubeSmart	24,542	$1,136,786

EastGroup Properties, Inc.	6,005	987,522

Equity LifeStyle Properties, Inc.	11,340	842,675

National Retail Properties, Inc.	20,180	946,038

Rexford Industrial Realty, Inc.	14,545	828,338

STORE Capital Corp.	25,595	883,284

		$5,624,643

Food & Staples Retailing — 2.0%

Performance Food Group Co.(1)	27,573	$1,337,015

		$1,337,015

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 1.7%

Lamb Weston Holdings, Inc.	4,880	$393,621

Nomad Foods, Ltd.(1)	26,740	755,940

		$1,149,561

Gas Utilities — 1.0%

ONE Gas, Inc.	8,640	$640,397

		$640,397

Health Care Equipment & Supplies — 6.0%

Cooper Cos., Inc. (The)	1,036	$410,536

Envista Holdings Corp.(1)	22,095	954,725

Haemonetics Corp.(1)	7,585	505,464

ICU Medical, Inc.(1)	3,448	709,598

Tandem Diabetes Care, Inc.(1)	4,915	478,721

Teleflex, Inc.	2,454	985,993

		$4,045,037

Health Care Providers & Services — 6.7%

Addus HomeCare Corp.(1)	4,985	$434,891

Agiliti, Inc.(1)	32,985	721,382

Amedisys, Inc.(1)	1,970	482,512

Apria, Inc.(1)	9,943	278,404

Chemed Corp.	2,265	1,074,743

LHC Group, Inc.(1)	5,315	1,064,382

R1 RCM, Inc.(1)	20,635	458,922

		$4,515,236

Health Care Technology — 0.6%

Inovalon Holdings, Inc., Class A(1)	11,710	$399,077

		$399,077

Hotels, Restaurants & Leisure — 2.6%

Choice Hotels International, Inc.	7,015	$833,803

Wyndham Hotels & Resorts, Inc.	12,060	871,817

		$1,705,620

Household Durables — 1.4%

Tempur Sealy International, Inc.	24,645	$965,838

		$965,838

Independent Power and Renewable Electricity Producers — 0.5%

Sunnova Energy International, Inc.(1)	9,580	$360,783

		$360,783

Security	Shares	Value

Insurance — 4.2%

Kinsale Capital Group, Inc.	2,105	$346,841

RLI Corp.	6,477	677,430

Selective Insurance Group, Inc.	10,740	871,551

W.R. Berkley Corp.	12,575	935,957

		$2,831,779

Interactive Media & Services — 1.5%

CarGurus, Inc.(1)	37,005	$970,641

		$970,641

IT Services — 1.8%

Euronet Worldwide, Inc.(1)	8,836	$1,195,953

		$1,195,953

Leisure Products — 0.8%

Brunswick Corp.	2,770	$275,948

Hayward Holdings, Inc.(1)	9,267	241,127

		$517,075

Machinery — 4.1%

Allison Transmission Holdings, Inc.	19,020	$755,855

Middleby Corp.(1)	4,760	824,718

Mueller Water Products, Inc., Class A	36,995	533,468

Woodward, Inc.	5,080	624,230

		$2,738,271

Multi-Utilities — 1.3%

CMS Energy Corp.	14,820	$875,566

		$875,566

Pharmaceuticals — 1.2%

Jazz Pharmaceuticals PLC(1)	4,665	$828,691

		$828,691

Professional Services — 1.3%

CBIZ, Inc.(1)	27,140	$889,378

		$889,378

Road & Rail — 0.7%

Landstar System, Inc.	2,885	$455,888

		$455,888

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.3%

Silicon Laboratories, Inc.(1)	5,860	$898,045

		$898,045

Software — 8.1%

ACI Worldwide, Inc.(1)	27,328	$1,014,962

Altair Engineering, Inc., Class A(1)	11,862	818,122

Black Knight, Inc.(1)	6,772	528,081

CDK Global, Inc.	13,770	684,231

Envestnet, Inc.(1)	12,030	912,596

nCino, Inc.(1)	11,219	672,242

Olo, Inc., Class A(1)	20,647	771,991

		$5,402,225

Specialty Retail — 3.4%

Five Below, Inc.(1)	3,130	$604,935

National Vision Holdings, Inc.(1)	32,505	1,661,981

		$2,266,916

Textiles, Apparel & Luxury Goods — 2.7%

Capri Holdings, Ltd.(1)	17,200	$983,668

Deckers Outdoor Corp.(1)	905	347,583

Steven Madden, Ltd.	10,780	471,733

		$1,802,984

Trading Companies & Distributors — 2.0%

Applied Industrial Technologies, Inc.	6,264	$570,400

Herc Holdings, Inc.(1)	6,955	779,447

		$1,349,847

Total Common Stocks (identified cost $49,179,412)		$66,506,417

Short-Term Investments — 0.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(2)	328,283	$328,283

Total Short-Term Investments (identified cost $328,283)		$328,283

Total Investments — 99.7% (identified cost $49,507,695)		$66,834,700

Other Assets, Less Liabilities — 0.3%		$215,911

Net Assets — 100.0%		$67,050,611

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $49,179,412)	$66,506,417

Affiliated investment, at value (identified cost, $328,283)	328,283

Dividends receivable	48,263

Dividends receivable from affiliated investment	36

Receivable for investments sold	263,167

Receivable for Fund shares sold	1,857

Total assets	$67,148,023

Liabilities

Payable for Fund shares redeemed	$18,245

Payable to affiliates:

Investment adviser fee	35,072

Distribution and service fees	8,139

Trustees’ fees	773

Other	4,429

Accrued expenses	30,754

Total liabilities	$97,412

Net Assets	$67,050,611

Sources of Net Assets

Paid-in capital	$43,148,955

Distributable earnings	23,901,656

Net Assets	$67,050,611

Class A Shares

Net Assets	$36,764,674

Shares Outstanding	1,225,534

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$30.00

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$31.83

Class C Shares

Net Assets	$581,423

Shares Outstanding	22,851

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$25.44

Class I Shares

Net Assets	$29,704,514

Shares Outstanding	959,449

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$30.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends	$261,411

Dividends from affiliated investment	254

Total investment income	$261,665

Expenses

Investment adviser fee	$181,174

Distribution and services fees

Class A	44,611

Class C	3,319

Trustees’ fees and expenses	1,634

Custodian fee	13,683

Transfer and dividend disbursing agent fees	27,570

Legal and accounting services	20,220

Printing and postage	3,064

Registration fees	21,726

Miscellaneous	6,969

Total expenses	$323,970

Deduct —

Allocation of expenses to affiliate	$2,715

Total expense reductions	$2,715

Net expenses	$321,255

Net investment loss	$(59,590)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,638,609

Investment transactions — affiliated investment	(15)

Net realized gain	$5,638,594

Change in unrealized appreciation (depreciation) —

Investments	$860,199

Net change in unrealized appreciation (depreciation)	$860,199

Net realized and unrealized gain	$6,498,793

Net increase in net assets from operations	$6,439,203

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment loss	$(59,590)	$(22,856)

Net realized gain	5,638,594	2,179,226

Net change in unrealized appreciation (depreciation)	860,199	3,484,594

Net increase in net assets from operations	$6,439,203	$5,640,964

Distributions to shareholders —

Class A	$—	$(913,623)

Class C	—	(22,272)

Class I	—	(459,729)

Total distributions to shareholders	$—	$(1,395,624)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$357,647	$461,295

Class C	9,313	49,654

Class I	12,784,688	4,177,908

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	781,858

Class C	—	22,186

Class I	—	457,529

Cost of shares redeemed

Class A	(1,086,847)	(3,730,294)

Class C	(108,670)	(117,270)

Class I	(2,304,052)	(6,527,403)

Net asset value of shares converted

Class A	39,545	290,389

Class C	(39,545)	(290,389)

Net increase (decrease) in net assets from Fund share transactions	$9,652,079	$(4,424,537)

Net increase (decrease) in net assets	$16,091,282	$(179,197)

Net Assets

At beginning of period	$50,959,329	$51,138,526

At end of period	$67,050,611	$50,959,329

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$26.630		$24.300		$19.820		$22.700		$21.100		$19.550

Income (Loss) From Operations

Net investment loss(1)	$(0.044)		$(0.026)		$(0.034)		$(0.036)		$(0.070)		$(0.058)

Net realized and unrealized gain (loss)	3.414		3.086		5.586		(0.982)		3.281		3.025

Total income (loss) from operations	$3.370		$3.060		$5.552		$(1.018)		$3.211		$2.967

Less Distributions

From net realized gain	$—		$(0.730)		$(1.072)		$(1.862)		$(1.611)		$(1.417)

Total distributions	$—		$(0.730)		$(1.072)		$(1.862)		$(1.611)		$(1.417)

Net asset value — End of period	$30.000		$26.630		$24.300		$19.820		$22.700		$21.100

Total Return(2)	12.66	%(3)(4)	12.81	%(3)	28.12	%(3)	(4.95	)%(3)	15.38	%(3)	15.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,765		$33,253		$32,825		$28,419		$32,397		$32,005

Ratios (as a percentage of average daily net assets):

Expenses	1.20	%(3)(5)	1.20	%(3)	1.29	%(3)	1.35	%(3)	1.36	%(3)	1.41%

Net investment loss	(0.31	)%(5)	(0.12)%		(0.14)%		(0.15)%		(0.32)%		(0.29)%

Portfolio Turnover	25	%(4)	41%		39%		41%		65%		67%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.01%, 0.13%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$22.670		$20.940		$17.330		$20.230		$19.110		$17.960

Income (Loss) From Operations

Net investment loss(1)	$(0.131)		$(0.169)		$(0.191)		$(0.195)		$(0.215)		$(0.191)

Net realized and unrealized gain (loss)	2.901		2.629		4.873		(0.843)		2.946		2.758

Total income (loss) from operations	$2.770		$2.460		$4.682		$(1.038)		$2.731		$2.567

Less Distributions

From net realized gain	$—		$(0.730)		$(1.072)		$(1.862)		$(1.611)		$(1.417)

Total distributions	$—		$(0.730)		$(1.072)		$(1.862)		$(1.611)		$(1.417)

Net asset value — End of period	$25.440		$22.670		$20.940		$17.330		$20.230		$19.110

Total Return(2)	12.22	%(3)(4)	12.00	%(3)	27.14	%(3)	(5.66	)%(3)	14.46	%(3)	14.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$581		$643		$957		$1,461		$2,243		$2,316

Ratios (as a percentage of average daily net assets):

Expenses	1.95	%(3)(5)	1.95	%(3)	2.04	%(3)	2.10	%(3)	2.11	%(3)	2.16%

Net investment loss	(1.07	)%(5)	(0.88)%		(0.94)%		(0.93)%		(1.07)%		(1.05)%

Portfolio Turnover	25	%(4)	41%		39%		41%		65%		67%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.01%, 0.13%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$27.450		$25.010		$20.330		$23.170		$21.460		$19.820

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.001)		$0.029		$0.032		$0.028		$(0.010)		$(0.009)

Net realized and unrealized gain (loss)	3.511		3.193		5.720		(1.006)		3.331		3.066

Total income (loss) from operations	$3.510		$3.222		$5.752		$(0.978)		$3.321		$3.057

Less Distributions

From net investment income	$—		$(0.052)		$—		$—		$—		$—

From net realized gain	—		(0.730)		(1.072)		(1.862)		(1.611)		(1.417)

Total distributions	$—		$(0.782)		$(1.072)		$(1.862)		$(1.611)		$(1.417)

Net asset value — End of period	$30.960		$27.450		$25.010		$20.330		$23.170		$21.460

Total Return(2)	12.79	%(3)(4)	13.10	%(3)	28.40	%(3)	(4.67	)%(3)	15.63	%(3)	15.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,705		$17,063		$17,357		$11,158		$11,216		$5,954

Ratios (as a percentage of average daily net assets):

Expenses	0.95	%(3)(5)	0.95	%(3)	1.03	%(3)	1.10	%(3)	1.11	%(3)	1.16%

Net investment income (loss)	(0.01	)%(5)	0.13%		0.13%		0.12%		(0.04)%		(0.05)%

Portfolio Turnover	25	%(4)	41%		39%		41%		65%		67%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.01%, 0.13%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

14

Eaton Vance

Special Equities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,599,532

Gross unrealized appreciation	$17,683,225

Gross unrealized depreciation	(448,057)

Net unrealized appreciation	$17,235,168

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2021, the investment adviser fee amounted to $181,174. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM, an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2022. Pursuant to this agreement, EVM was allocated $2,715 of the Fund’s operating expenses for the six months ended June 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $9,767 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,982 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

15

Eaton Vance

Special Equities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $44,611 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $2,489 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $830 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,067,289 and $13,910,278, respectively, for the six months ended June 30, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	12,719	21,232

Issued to shareholders electing to receive payments of distributions in Fund shares	—	31,325

Redemptions	(37,312)	(167,711)

Converted from Class C shares	1,399	12,803

Net decrease	(23,194)	(102,351)

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	383	2,861

Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,048

Redemptions	(4,245)	(6,296)

Converted to Class A shares	(1,645)	(14,928)

Net decrease	(5,507)	(17,315)

16

Eaton Vance

Special Equities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	416,563	180,173

Issued to shareholders electing to receive payments of distributions in Fund shares	—	17,730

Redemptions	(78,710)	(270,339)

Net increase (decrease)	337,853	(72,436)

At June 30, 2021, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 38.1% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

9  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $328,283, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$137,211	$16,630,110	$(16,439,023)	$(15)	$—	$328,283	$254	328,283

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Eaton Vance

Special Equities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$66,506,417	*	$—	$—	$66,506,417

Short-Term Investments	—		328,283	—	328,283

Total Investments	$66,506,417		$328,283	$—	$66,834,700

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11   Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

18

Eaton Vance

Special Equities Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Special Equities Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

1,203,684.365	13,879.846	58,605.509	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

19

Eaton Vance

Special Equities Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

Eaton Vance

Special Equities Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

22

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.21

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Dividend Builder Fund

Eaton Vance

Dividend Builder Fund

June 30, 2021

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/18/1981	12/18/1981	12.75%	34.28%	14.25%	12.37%
Class A with 5.75% Maximum Sales Charge	—	—	6.25	26.56	12.91	11.71
Class C at NAV	11/01/1993	12/18/1981	12.29	33.31	13.41	11.53
Class C with 1% Maximum Sales Charge	—	—	11.29	32.31	13.41	11.53
Class I at NAV	06/20/2005	12/18/1981	12.83	34.56	14.53	12.66

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.01%	1.76%	0.76%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Microsoft Corp.	7.3%

Apple, Inc.	5.3

Amazon.com, Inc.	3.7

UnitedHealth Group, Inc.	2.9

Visa, Inc., Class A	2.9

Home Depot, Inc. (The)	2.6

AbbVie, Inc.	2.5

JPMorgan Chase & Co.	2.5

Raytheon Technologies Corp.	2.3

Broadcom, Inc.	2.3

Total	34.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,127.50	$5.22	0.99%
Class C	$1,000.00	$1,122.90	$9.16	1.74%
Class I	$1,000.00	$1,128.30	$3.90	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96	0.99%
Class C	$1,000.00	$1,016.20	$8.70	1.74%
Class I	$1,000.00	$1,021.10	$3.71	0.74%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

4

Eaton Vance

Dividend Builder Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value

Aerospace & Defense — 3.4%

L3Harris Technologies, Inc.	53,800	$11,628,870

Raytheon Technologies Corp.	282,900	24,134,199

		$35,763,069

Banks — 6.5%

JPMorgan Chase & Co.	165,500	$25,741,870

PNC Financial Services Group, Inc. (The)	120,700	23,024,732

Truist Financial Corp.	329,600	18,292,800

		$67,059,402

Beverages — 3.7%

Coca-Cola Europacific Partners PLC	329,100	$19,522,212

PepsiCo, Inc.	128,400	19,025,028

		$38,547,240

Biotechnology — 3.9%

AbbVie, Inc.	232,400	$26,177,536

Amgen, Inc.	56,600	13,796,250

		$39,973,786

Capital Markets — 4.8%

BlackRock, Inc.	15,800	$13,824,526

Intercontinental Exchange, Inc.	139,300	16,534,910

S&P Global, Inc.	47,300	19,414,285

		$49,773,721

Chemicals — 1.0%

Air Products and Chemicals, Inc.	35,300	$10,155,104

		$10,155,104

Communications Equipment — 1.6%

Cisco Systems, Inc.	305,200	$16,175,600

		$16,175,600

Containers & Packaging — 0.7%

Packaging Corp. of America	53,600	$7,258,512

		$7,258,512

Electrical Equipment — 1.2%

Emerson Electric Co.	126,400	$12,164,736

		$12,164,736

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.6%

Lamar Advertising Co., Class A	156,700	$16,362,614

		$16,362,614

Health Care Equipment & Supplies — 4.2%

Danaher Corp.	85,300	$22,891,108

Medtronic PLC	165,300	20,518,689

		$43,409,797

Health Care Providers & Services — 2.9%

UnitedHealth Group, Inc.	76,100	$30,473,484

		$30,473,484

Hotels, Restaurants & Leisure — 3.1%

McDonald’s Corp.	78,500	$18,132,715

Starbucks Corp.	122,300	13,674,363

		$31,807,078

Industrial Conglomerates — 1.6%

Honeywell International, Inc.	77,500	$16,999,625

		$16,999,625

Insurance — 0.9%

American Financial Group, Inc.	74,500	$9,291,640

		$9,291,640

Interactive Media & Services — 6.1%

Alphabet, Inc., Class A(1)	8,800	$21,487,752

Alphabet, Inc., Class C(1)	7,514	18,832,489

Facebook, Inc., Class A(1)	64,900	22,566,379

		$62,886,620

Internet & Direct Marketing Retail — 3.7%

Amazon.com, Inc.(1)	11,100	$38,185,776

		$38,185,776

IT Services — 8.6%

Accenture PLC, Class A	71,500	$21,077,485

Automatic Data Processing, Inc.	118,100	23,457,022

Fidelity National Information Services, Inc.	102,600	14,535,342

Visa, Inc., Class A	126,800	29,648,376

		$88,718,225

Machinery — 0.6%

Stanley Black & Decker, Inc.	28,400	$5,821,716

		$5,821,716

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 1.7%

Comcast Corp., Class A	316,500	$18,046,830

		$18,046,830

Metals & Mining — 0.9%

Rio Tinto PLC ADR(2)	113,100	$9,487,959

		$9,487,959

Multiline Retail — 1.1%

Dollar General Corp.	51,100	$11,057,529

		$11,057,529

Oil, Gas & Consumable Fuels — 4.6%

EOG Resources, Inc.	195,300	$16,295,832

Phillips 66	183,300	15,730,806

Valero Energy Corp.	197,700	15,436,416

		$47,463,054

Pharmaceuticals — 4.1%

Johnson & Johnson	135,900	$22,388,166

Sanofi	192,200	20,193,028

		$42,581,194

Professional Services — 1.5%

Booz Allen Hamilton Holding Corp., Class A	185,200	$15,775,336

		$15,775,336

Road & Rail — 1.4%

Union Pacific Corp.	65,400	$14,383,422

		$14,383,422

Semiconductors & Semiconductor Equipment — 4.4%

Broadcom, Inc.	49,600	$23,651,264

Texas Instruments, Inc.	115,300	22,172,190

		$45,823,454

Software — 8.5%

Microsoft Corp.	280,567	$76,005,600

VMware, Inc., Class A(1)(2)	78,100	12,493,657

		$88,499,257

Specialty Retail — 3.9%

Home Depot, Inc. (The)	85,300	$27,201,317

TJX Cos., Inc. (The)	204,800	13,807,616

		$41,008,933

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.3%

Apple, Inc.	403,748	$55,297,326

		$55,297,326

Textiles, Apparel & Luxury Goods — 1.0%

VF Corp.	129,200	$10,599,568

		$10,599,568

Tobacco — 1.4%

Philip Morris International, Inc.	146,100	$14,479,971

		$14,479,971

Total Common Stocks (identified cost $657,608,856)		$1,035,331,578

Short-Term Investments — 0.8%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	1,487,405	$1,487,405

State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(4)	7,106,840	7,106,840

Total Short-Term Investments (identified cost $8,594,245)		$8,594,245

Total Investments — 100.7% (identified cost $666,203,101)		$1,043,925,823

Other Assets, Less Liabilities — (0.7)%		$(7,511,635)

Net Assets — 100.0%		$1,036,414,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $21,761,799.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value including $21,761,799 of securities on loan (identified cost, $664,715,696)	$1,042,438,418

Affiliated investment, at value (identified cost, $1,487,405)	1,487,405

Dividends receivable	513,755

Dividends receivable from affiliated investment	27

Receivable for Fund shares sold	287,945

Securities lending income receivable	41,724

Tax reclaims receivable	157,853

Total assets	$1,044,927,127

Liabilities

Collateral for securities loaned	$7,106,840

Payable for Fund shares redeemed	399,250

Due to custodian	277

Payable to affiliates:

Investment adviser fee	539,201

Distribution and service fees	183,715

Trustees’ fees	11,890

Accrued expenses	271,766

Total liabilities	$8,512,939

Net Assets	$1,036,414,188

Sources of Net Assets

Paid-in capital	$628,725,490

Distributable earnings	407,688,698

Total	$1,036,414,188

Class A Shares

Net Assets	$788,192,062

Shares Outstanding	41,356,328

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.06

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$20.22

Class C Shares

Net Assets	$27,198,793

Shares Outstanding	1,417,340

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$19.19

Class I Shares

Net Assets	$221,023,333

Shares Outstanding	11,606,735

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.04

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $224,028)	$15,368,500

Dividends from affiliated investment	634

Securities lending income, net	74,376

Total investment income	$15,443,510

Expenses

Investment adviser fee	$3,133,136

Distribution and service fees

Class A	933,951

Class C	138,689

Trustees’ fees and expenses	24,191

Custodian fee	121,540

Transfer and dividend disbursing agent fees	256,006

Legal and accounting services	41,562

Printing and postage	12,529

Registration fees	29,965

Miscellaneous	38,626

Total expenses	$4,730,195

Net investment income	$10,713,315

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$39,300,100

Investment transactions — affiliated investment	(12)

Foreign currency transactions	85,509

Net realized gain	$39,385,597

Change in unrealized appreciation (depreciation) —

Investments	$68,786,034

Foreign currency	(20,187)

Net change in unrealized appreciation (depreciation)	$68,765,847

Net realized and unrealized gain	$108,151,444

Net increase in net assets from operations	$118,864,759

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$10,713,315	$16,156,312

Net realized gain (loss)	39,385,597	(12,142,742)

Net change in unrealized appreciation (depreciation)	68,765,847	93,973,241

Net increase in net assets from operations	$118,864,759	$97,986,811

Distributions to shareholders —

Class A	$(5,528,320)	$(19,322,901)

Class C	(100,079)	(870,654)

Class I	(1,798,728)	(5,675,132)

Total distributions to shareholders	$(7,427,127)	$(25,868,687)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,964,935	$25,145,166

Class C	1,373,496	3,300,682

Class I	16,279,340	36,954,595

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,698,129	16,494,124

Class C	96,672	820,302

Class I	1,677,266	5,275,370

Cost of shares redeemed

Class A	(39,071,889)	(96,679,594)

Class C	(4,203,833)	(14,358,129)

Class I	(17,497,771)	(44,088,791)

Net asset value of shares converted

Class A	2,390,658	18,644,674

Class C	(2,390,658)	(18,644,674)

Net decrease in net assets from Fund share transactions	$(26,683,655)	$(67,136,275)

Net increase in net assets	$84,753,977	$4,981,849

Net Assets

At beginning of period	$951,660,211	$946,678,362

At end of period	$1,036,414,188	$951,660,211

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$17.030		$15.610	$12.510	$14.550		$13.510	$13.110

Income (Loss) From Operations

Net investment income(1)	$0.192		$0.276	$0.227	$0.242		$0.282	$0.278

Net realized and unrealized gain (loss)	1.970		1.590	3.607	(0.942)		2.212	0.907

Total income (loss) from operations	$2.162		$1.866	$3.834	$(0.700)		$2.494	$1.185

Less Distributions

From net investment income	$(0.132)		$(0.264)	$(0.264)	$(0.264)		$(0.264)	$(0.264)

From net realized gain	—		(0.182)	(0.470)	(1.076)		(1.190)	(0.521)

Total distributions	$(0.132)		$(0.446)	$(0.734)	$(1.340)		$(1.454)	$(0.785)

Net asset value — End of period	$19.060		$17.030	$15.610	$12.510		$14.550	$13.510

Total Return(2)	12.75	%(3)	12.32%	31.09%	(5.40)%		18.89%	9.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$788,192		$725,569	$706,043	$558,487		$674,421	$685,372

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.99	%(5)	1.01%	1.01%	1.02%		1.03%	1.04%

Net investment income	2.15	%(5)	1.83%	1.57%	1.66%		1.98%	2.09%

Portfolio Turnover of the Portfolio(6)	—		—	—	37	%(3)	86%	97%

Portfolio Turnover of the Fund.	33	%(3)	81%	55%	41	%(3)(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$17.150		$15.710	$12.580	$14.620		$13.580	$13.160

Income (Loss) From Operations

Net investment income(1)	$0.126		$0.166	$0.115	$0.133		$0.177	$0.179

Net realized and unrealized gain (loss)	1.978		1.602	3.636	(0.945)		2.209	0.926

Total income (loss) from operations	$2.104		$1.768	$3.751	$(0.812)		$2.386	$1.105

Less Distributions

From net investment income	$(0.064)		$(0.146)	$(0.151)	$(0.152)		$(0.156)	$(0.164)

From net realized gain	—		(0.182)	(0.470)	(1.076)		(1.190)	(0.521)

Total distributions	$(0.064)		$(0.328)	$(0.621)	$(1.228)		$(1.346)	$(0.685)

Net asset value — End of period	$19.190		$17.150	$15.710	$12.580		$14.620	$13.580

Total Return(2)	12.29	%(3)	11.51%	30.13%	(6.09)%		17.89%	8.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,199		$29,195	$56,585	$107,495		$149,298	$163,138

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.74	%(5)	1.76%	1.77%	1.77%		1.78%	1.79%

Net investment income	1.40	%(5)	1.10%	0.80%	0.91%		1.24%	1.34%

Portfolio Turnover of the Portfolio(6)	—		—	—	37	%(3)	86%	97%

Portfolio Turnover of the Fund	33	%(3)	81%	55%	41	%(3)(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$17.020		$15.600	$12.500	$14.530		$13.500	$13.100

Income (Loss) From Operations

Net investment income(1)	$0.214		$0.313	$0.262	$0.279		$0.316	$0.312

Net realized and unrealized gain (loss)	1.960		1.591	3.608	(0.932)		2.204	0.906

Total income (loss) from operations	$2.174		$1.904	$3.870	$(0.653)		$2.520	$1.218

Less Distributions

From net investment income	$(0.154)		$(0.302)	$(0.300)	$(0.301)		$(0.300)	$(0.297)

From net realized gain	—		(0.182)	(0.470)	(1.076)		(1.190)	(0.521)

Total distributions	$(0.154)		$(0.484)	$(0.770)	$(1.377)		$(1.490)	$(0.818)

Net asset value — End of period	$19.040		$17.020	$15.600	$12.500		$14.530	$13.500

Total Return(2)	12.83	%(3)	12.61%	31.44%	(5.10)%		19.12%	9.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$221,023		$196,896	$184,050	$146,070		$164,604	$113,726

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.74	%(5)	0.76%	0.76%	0.77%		0.78%	0.79%

Net investment income	2.39	%(5)	2.08%	1.82%	1.92%		2.22%	2.35%

Portfolio Turnover of the Portfolio(6)	—		—	—	37	%(3)	86%	97%

Portfolio Turnover of the Fund.	33	%(3)	81%	55%	41	%(3)(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

13

Eaton Vance

Dividend Builder Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $10,943,301 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $10,943,301 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$668,012,361

Gross unrealized appreciation	$377,861,308

Gross unrealized depreciation	(1,947,846)

Net unrealized appreciation	$375,913,462

14

Eaton Vance

Dividend Builder Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.6500% of the Fund’s average daily net assets up to $500 million, 0.6250% from $500 million but less than $1 billion, 0.6000% from $1 billion but less than $1.5 billion, 0.5500% from $1.5 billion but less than $2 billion, 0.5000% from $2 billion but less than $3 billion and 0.4375% on average daily net assets of $3 billion and over, and is payable monthly. For the six months ended June 30, 2021, the investment adviser fee amounted to $3,133,136 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM, an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $43,198 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,443 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $933,951 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $104,017 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $34,672 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received approximately $1,000 of CDSCs for Class C shareholders and no CDSCs for Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $328,264,073 and $350,555,759, respectively, for the six months ended June 30, 2021.

15

Eaton Vance

Dividend Builder Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	554,597	1,699,807

Issued to shareholders electing to receive payments of distributions in Fund shares	261,783	1,078,741

Redemptions	(2,188,746)	(6,635,685)

Converted from Class C shares	132,895	1,221,844

Net decrease	(1,239,471)	(2,635,293)

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	75,719	226,947

Issued to shareholders electing to receive payments of distributions in Fund shares	5,365	53,368

Redemptions	(234,103)	(966,206)

Converted to Class A shares	(131,946)	(1,213,264)

Net decrease	(284,965)	(1,899,155)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	920,125	2,473,700

Issued to shareholders electing to receive payments of distributions in Fund shares	93,486	345,555

Redemptions	(975,786)	(3,051,817)

Net increase (decrease)	37,825	(232,562)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

9  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $277. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at June 30, 2021. The Fund’s average overdraft advances during the six months ended June 30, 2021 were not significant.

16

Eaton Vance

Dividend Builder Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

10  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2021, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $21,761,799 and $22,452,052, respectively. Collateral received was comprised of cash of $7,106,840 and U.S. government and/or agencies securities of $15,345,212. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$7,106,840	$—	$—	$—	$7,106,840

The carrying amount of the liability for collateral for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at June 30, 2021.

11  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $1,487,405, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,158,673	$62,772,316	$(63,443,572)	$(12)	$—	$1,487,405	$634	1,487,405

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

17

Eaton Vance

Dividend Builder Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$80,933,450	$—		$—	$80,933,450

Consumer Discretionary	132,658,884	—		—	132,658,884

Consumer Staples	53,027,211	—		—	53,027,211

Energy	47,463,054	—		—	47,463,054

Financials	126,124,763	—		—	126,124,763

Health Care	136,245,233	20,193,028		—	156,438,261

Industrials	100,907,904	—		—	100,907,904

Information Technology	294,513,862	—		—	294,513,862

Materials	26,901,575	—		—	26,901,575

Real Estate	16,362,614	—		—	16,362,614

Total Common Stocks	$1,015,138,550	$20,193,028	*	$—	$1,035,331,578

Short-Term Investments	$7,106,840	$1,487,405		$—	$8,594,245

Total Investments	$1,022,245,390	$21,680,433		$—	$1,043,925,823

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

13  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

18

Eaton Vance

Dividend Builder Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Dividend Builder Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

27,691,396.915	930,394.887	1,853,434.537	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

19

Eaton Vance

Dividend Builder Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

Eaton Vance

Dividend Builder Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

22

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697    6.30.21

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Growth Fund

Eaton Vance

Growth Fund

June 30, 2021

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	09/09/2002	09/09/2002	12.61%	43.10%	21.47%	16.10%
Class A with 5.75% Maximum Sales Charge	—	—	6.14	34.88	20.05	15.41
Class C at NAV	09/09/2002	09/09/2002	12.20	42.05	20.56	15.24
Class C with 1% Maximum Sales Charge	—	—	11.20	41.05	20.56	15.24
Class I at NAV	05/03/2007	09/09/2002	12.75	43.45	21.77	16.39
Class R at NAV	08/03/2009	09/09/2002	12.45	42.71	21.16	15.81

Russell 1000® Growth Index	—	—	12.99%	42.50%	23.64%	17.85%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R

Gross			1.09%	1.84%	0.84%	1.34%
Net			1.05	1.80	0.80	1.30

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	8.5%

Microsoft Corp.	6.4

Apple, Inc.	4.9

Visa, Inc., Class A	4.7

Alphabet, Inc., Class A	4.6

PayPal Holdings, Inc.	4.4

Facebook, Inc., Class A	4.2

Adobe, Inc.	3.4

Intuit, Inc.	2.4

QUALCOMM, Inc.	2.3

Total	45.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2021, the Fund is managed by Lewis R. Piantedosi and Douglas R. Rogers.

3

Eaton Vance

Growth Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,126.10	$5.54	**	1.05%
Class C	$1,000.00	$1,122.00	$9.47	**	1.80%
Class I	$1,000.00	$1,127.50	$4.22	**	0.80%
Class R	$1,000.00	$1,124.50	$6.85	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%
Class R	$1,000.00	$1,018.30	$6.51	**	1.30%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value

Aerospace & Defense — 1.4%

Hexcel Corp.(1)	54,309	$3,388,882

Raytheon Technologies Corp.	32,021	2,731,711

		$6,120,593

Auto Components — 1.3%

Aptiv PLC(1)	35,331	$5,558,626

		$5,558,626

Banks — 1.0%

JPMorgan Chase & Co.	28,202	$4,386,539

		$4,386,539

Beverages — 1.6%

Coca-Cola Co. (The)	132,579	$7,173,850

		$7,173,850

Biotechnology — 2.6%

AbbVie, Inc.	78,810	$8,877,158

Argenx SE ADR(1)	8,767	2,639,481

		$11,516,639

Building Products — 0.9%

Trane Technologies PLC	21,361	$3,933,415

		$3,933,415

Capital Markets — 3.1%

Charles Schwab Corp. (The)	84,590	$6,158,998

Goldman Sachs Group, Inc. (The)	19,951	7,572,003

		$13,731,001

Chemicals — 0.3%

Ecolab, Inc.	5,482	$1,129,128

		$1,129,128

Commercial Services & Supplies — 0.7%

Waste Connections, Inc.	25,926	$3,096,342

		$3,096,342

Electrical Equipment — 1.4%

AMETEK, Inc.	44,928	$5,997,888

		$5,997,888

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.3%

Zebra Technologies Corp., Class A(1)	10,801	$5,719,021

		$5,719,021

Entertainment — 2.2%

Netflix, Inc.(1)	11,594	$6,124,067

Walt Disney Co. (The)(1)	21,319	3,747,240

		$9,871,307

Food & Staples Retailing — 1.0%

Sysco Corp.	56,708	$4,409,047

		$4,409,047

Food Products — 1.5%

Lamb Weston Holdings, Inc.	34,906	$2,815,518

Mondelez International, Inc., Class A	62,651	3,911,928

		$6,727,446

Health Care Equipment & Supplies — 3.7%

Abbott Laboratories	38,357	$4,446,727

Inari Medical, Inc.(1)	31,171	2,907,631

Intuitive Surgical, Inc.(1)	7,909	7,273,433

Tandem Diabetes Care, Inc.(1)	19,566	1,905,728

		$16,533,519

Health Care Providers & Services — 1.6%

UnitedHealth Group, Inc.	17,770	$7,115,819

		$7,115,819

Health Care Technology — 0.5%

Veeva Systems, Inc., Class A(1)	7,179	$2,232,310

		$2,232,310

Hotels, Restaurants & Leisure — 1.2%

Starbucks Corp.	48,619	$5,436,090

		$5,436,090

Interactive Media & Services — 11.5%

Alphabet, Inc., Class A(1)	8,374	$20,447,549

Alphabet, Inc., Class C(1)	3,047	7,636,757

Facebook, Inc., Class A(1)	53,050	18,446,016

Twitter, Inc.(1)	59,692	4,107,407

		$50,637,729

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 8.5%

Amazon.com, Inc.(1)	10,856	$37,346,377

		$37,346,377

IT Services — 9.7%

GoDaddy, Inc., Class A(1)	29,745	$2,586,625

PayPal Holdings, Inc.(1)	66,418	19,359,519

Visa, Inc., Class A	88,617	20,720,427

		$42,666,571

Life Sciences Tools & Services — 3.6%

10X Genomics, Inc., Class A(1)	23,916	$4,683,231

Agilent Technologies, Inc.	29,460	4,354,483

Illumina, Inc.(1)	6,277	2,970,339

Thermo Fisher Scientific, Inc.	7,681	3,874,834

		$15,882,887

Metals & Mining — 0.4%

BHP Group, Ltd. ADR(2)	25,847	$1,882,437

		$1,882,437

Pharmaceuticals — 1.1%

Eli Lilly & Co.	20,600	$4,728,112

		$4,728,112

Road & Rail — 1.6%

CSX Corp.	118,347	$3,796,572

Uber Technologies, Inc.(1)	64,902	3,252,888

		$7,049,460

Semiconductors & Semiconductor Equipment — 7.8%

Intel Corp.	92,932	$5,217,202

Micron Technology, Inc.(1)	110,152	9,360,717

QUALCOMM, Inc.	71,102	10,162,609

Texas Instruments, Inc.	51,123	9,830,953

		$34,571,481

Software — 17.1%

Adobe, Inc.(1)	25,499	$14,933,234

Intuit, Inc.	21,629	10,601,887

Microsoft Corp.	104,961	28,433,935

Palantir Technologies, Inc., Class A(1)	212,419	5,599,365

salesforce.com, inc.(1)	32,089	7,838,380

Zscaler, Inc.(1)	36,683	7,925,729

		$75,332,530

Security	Shares	Value

Specialty Retail — 2.2%

Home Depot, Inc. (The)	12,658	$4,036,510

TJX Cos., Inc. (The)	84,874	5,722,205

		$9,758,715

Technology Hardware, Storage & Peripherals — 5.8%

Apple, Inc.	156,677	$21,458,482

Logitech International S.A.(2)	33,328	4,030,022

		$25,488,504

Textiles, Apparel & Luxury Goods — 2.8%

NIKE, Inc., Class B	45,138	$6,973,370

VF Corp.	66,030	5,417,101

		$12,390,471

Total Common Stocks (identified cost $174,584,407)		$438,423,854

Short-Term Investments — 1.2%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	646,230	$646,230

State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(4)	4,786,501	4,786,501

Total Short-Term Investments (identified cost $5,432,731)		$5,432,731

Total Investments — 100.6% (identified cost $180,017,138)		$443,856,585

Other Assets, Less Liabilities — (0.6)%		$(2,659,256)

Net Assets — 100.0%		$441,197,329

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,653,453.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value including $4,653,453 of securities on loan (identified cost, $179,370,908)	$443,210,355

Affiliated investment, at value (identified cost, $646,230)	646,230

Cash	12,592

Dividends receivable	92,492

Dividends receivable from affiliated investment	42

Receivable for investments sold	7,069,423

Receivable for Fund shares sold	83,129

Securities lending income receivable	2,758

Tax reclaims receivable	23,973

Total assets	$451,140,994

Liabilities

Collateral for securities loaned	$4,786,501

Payable for investments purchased	4,113,721

Payable for Fund shares redeemed	584,009

Payable to affiliates:

Investment adviser fee	229,801

Distribution and service fees	79,894

Trustees’ fees	5,095

Other	15,349

Accrued expenses	129,295

Total liabilities	$9,943,665

Net Assets	$441,197,329

Sources of Net Assets

Paid-in capital	$152,065,685

Distributable earnings	289,131,644

Total	$441,197,329

Class A Shares

Net Assets	$329,083,747

Shares Outstanding	8,133,260

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$40.46

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$42.93

Class C Shares

Net Assets	$15,533,892

Shares Outstanding	488,056

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$31.83

Class I Shares

Net Assets	$92,724,529

Shares Outstanding	2,192,959

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$42.28

Class R Shares

Net Assets	$3,855,161

Shares Outstanding	99,045

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$38.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $1,576)	$1,492,852

Dividends from affiliated investment	256

Securities lending income, net	30,643

Total investment income	$1,523,751

Expenses

Investment adviser fee	$1,337,850

Distribution and service fees

Class A	383,748

Class C	76,984

Class R	7,790

Trustees’ fees and expenses	10,681

Custodian fee	51,314

Transfer and dividend disbursing agent fees	144,993

Legal and accounting services	29,536

Printing and postage	66,062

Registration fees	30,307

Miscellaneous	10,449

Total expenses	$2,149,714

Deduct —

Allocation of expenses to affiliate	$36,991

Total expense reductions	$36,991

Net expenses	$2,112,723

Net investment loss	$(588,972)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$23,763,996

Foreign currency transactions	(14,408)

Net realized gain	$23,749,588

Change in unrealized appreciation (depreciation) —

Investments	$26,712,310

Net change in unrealized appreciation (depreciation)	$26,712,310

Net realized and unrealized gain	$50,461,898

Net increase in net assets from operations	$49,872,926

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment loss	$(588,972)	$(1,032,425)

Net realized gain	23,749,588	25,292,256

Net change in unrealized appreciation (depreciation)	26,712,310	86,055,664

Net increase in net assets from operations	$49,872,926	$110,315,495

Distributions to shareholders —

Class A	$—	$(20,016,051)

Class C	—	(1,437,972)

Class I	—	(5,308,733)

Class R	—	(172,088)

Total distributions to shareholders	$—	$(26,934,844)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,374,754	$15,526,023

Class C	709,560	3,669,214

Class I	6,009,771	11,943,616

Class R	1,014,519	940,391

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	18,401,997

Class C	—	1,427,538

Class I	—	5,160,388

Class R	—	164,737

Cost of shares redeemed

Class A	(14,068,878)	(37,068,012)

Class C	(2,160,578)	(5,324,364)

Class I	(6,748,460)	(17,470,213)

Class R	(53,562)	(1,372,344)

Net asset value of shares converted

Class A	816,134	4,954,410

Class C	(816,134)	(4,954,410)

Net decrease in net assets from Fund share transactions	$(9,922,874)	$(4,001,029)

Net increase in net assets	$39,950,052	$79,379,622

Net Assets

At beginning of period	$401,247,277	$321,867,655

At end of period	$441,197,329	$401,247,277

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$35.930		$28.130	$23.610	$26.650		$22.300	$22.230

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.058)		$(0.098)	$(0.037)	$(0.034)		$(0.021)	$0.047

Net realized and unrealized gain	4.588		10.409	7.095	0.301		5.680	0.451

Total income from operations	$4.530		$10.311	$7.058	$0.267		$5.659	$0.498

Less Distributions

From net investment income	$—		$—	$—	$—		$(0.029)	$(0.085)

From net realized gain	—		(2.511)	(2.538)	(3.307)		(1.280)	(0.343)

Total distributions	$—		$(2.511)	$(2.538)	$(3.307)		$(1.309)	$(0.428)

Net asset value — End of period	$40.460		$35.930	$28.130	$23.610		$26.650	$22.300

Total Return(2)(3)	12.61	%(4)	37.16%	30.38%	0.27%		25.42%	2.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$329,084		$299,834	$236,457	$190,017		$209,606	$194,018

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.05	%(6)	1.05%	1.05%	1.05%		1.05%	1.05%

Net investment income (loss)	(0.31	)%(6)	(0.32)%	(0.14)%	(0.12)%		(0.08)%	0.22%

Portfolio Turnover of the Portfolio(7)	—		—	—	20	%(4)	50%	60%

Portfolio Turnover of the Fund	15	%(4)	37%	40%	28	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.04%, 0.04%, 0.06% and 0.08% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$28.370		$22.790	$19.660	$22.870		$19.410	$19.460

Income (Loss) From Operations

Net investment loss(1)	$(0.156)		$(0.261)	$(0.206)	$(0.214)		$(0.183)	$(0.101)

Net realized and unrealized gain	3.616		8.352	5.874	0.311		4.923	0.394

Total income from operations	$3.460		$8.091	$5.668	$0.097		$4.740	$0.293

Less Distributions

From net realized gain	$—		$(2.511)	$(2.538)	$(3.307)		$(1.280)	$(0.343)

Total distributions	$—		$(2.511)	$(2.538)	$(3.307)		$(1.280)	$(0.343)

Net asset value — End of period	$31.830		$28.370	$22.790	$19.660		$22.870	$19.410

Total Return(2)(3)	12.20	%(4)	36.17%	29.35%	(0.43)%		24.45%	1.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,534		$16,026	$17,501	$35,061		$41,450	$41,272

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.80	%(6)	1.80%	1.80%	1.80%		1.80%	1.80%

Net investment loss	(1.06	)%(6)	(1.06)%	(0.91)%	(0.87)%		(0.83)%	(0.53)%

Portfolio Turnover of the Portfolio(7)	—		—	—	20	%(4)	50%	60%

Portfolio Turnover of the Fund	15	%(4)	37%	40%	28	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.04%, 0.04%, 0.06% and 0.08% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$37.500		$29.200	$24.380	$27.340		$22.850	$22.760

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.011)		$(0.022)	$0.029	$0.040		$0.043	$0.108

Net realized and unrealized gain	4.791		10.833	7.329	0.307		5.820	0.461

Total income from operations	$4.780		$10.811	$7.358	$0.347		$5.863	$0.569

Less Distributions

From net investment income	$—		$—	$—	$—		$(0.093)	$(0.136)

From net realized gain	—		(2.511)	(2.538)	(3.307)		(1.280)	(0.343)

Total distributions	$—		$(2.511)	$(2.538)	$(3.307)		$(1.373)	$(0.479)

Net asset value — End of period	$42.280		$37.500	$29.200	$24.380		$27.340	$22.850

Total Return(2)(3)	12.75	%(4)	37.51%	30.65%	0.56%		25.72%	2.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$92,725		$82,887	$65,646	$78,812		$78,775	$61,036

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.80	%(6)	0.80%	0.80%	0.80%		0.80%	0.80%

Net investment income (loss)	(0.06	)%(6)	(0.07)%	0.10%	0.14%		0.16%	0.48%

Portfolio Turnover of the Portfolio(7)	—		—	—	20	%(4)	50%	60%

Portfolio Turnover of the Fund	15	%(4)	37%	40%	28	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.04%, 0.04%, 0.06% and 0.08% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$34.610		$27.230	$22.980	$26.090		$21.880	$21.800

Income (Loss) From Operations

Net investment loss(1)	$(0.103)		$(0.166)	$(0.105)	$(0.104)		$(0.082)	$(0.010)

Net realized and unrealized gain	4.413		10.057	6.893	0.301		5.572	0.439

Total income from operations	$4.310		$9.891	$6.788	$0.197		$5.490	$0.429

Less Distributions

From net investment income	$—		$—	$—	$—		$—	$(0.006)

From net realized gain	—		(2.511)	(2.538)	(3.307)		(1.280)	(0.343)

Total distributions	$—		$(2.511)	$(2.538)	$(3.307)		$(1.280)	$(0.349)

Net asset value — End of period	$38.920		$34.610	$27.230	$22.980		$26.090	$21.880

Total Return(2)(3)	12.45	%(4)	36.84%	30.03%	0.01%		25.12%	2.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,855		$2,501	$2,264	$3,030		$3,447	$3,217

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.30	%(6)	1.30%	1.30%	1.30%		1.30%	1.30%

Net investment loss	(0.57	)%(6)	(0.56)%	(0.39)%	(0.37)%		(0.33)%	(0.05)%

Portfolio Turnover of the Portfolio(7)	—		—	—	20	%(4)	50%	60%

Portfolio Turnover of the Fund	15	%(4)	37%	40%	28	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.02%, 0.04%, 0.04%, 0.04%, 0.06% and 0.08% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

Growth Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,106,795

Gross unrealized appreciation	$264,394,873

Gross unrealized depreciation	(645,083)

Net unrealized appreciation	$263,749,790

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.650% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million but less than $1 billion, 0.600% from $1 billion but less than $2.5 billion and 0.575% of average daily net assets of $2.5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Fund’s investment adviser fee amounted to $1,337,850 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

15

Eaton Vance

Growth Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

EVM, an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2022. Pursuant to this agreement, EVM was allocated $36,991 of the Fund’s operating expenses for the six months ended June 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $33,538 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,863 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $383,748 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $57,738 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $3,895 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $19,246 and $3,895 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received less than $100 and approximately $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $61,694,716 and $75,359,376, respectively, for the six months ended June 30, 2021.

16

Eaton Vance

Growth Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	143,944	511,469

Issued to shareholders electing to receive payments of distributions in Fund shares	—	534,226

Redemptions	(376,521)	(1,262,698)

Converted from Class C shares	21,653	154,192

Net decrease	(210,924)	(62,811)

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	24,085	154,956

Issued to shareholders electing to receive payments of distributions in Fund shares	—	52,354

Redemptions	(73,407)	(218,580)

Converted to Class A shares	(27,480)	(191,968)

Net decrease	(76,802)	(203,238)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	154,090	375,533

Issued to shareholders electing to receive payments of distributions in Fund shares	—	143,692

Redemptions	(171,184)	(557,146)

Net decrease	(17,094)	(37,921)

Class R	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	28,305	32,884

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,960

Redemptions	(1,510)	(48,717)

Net increase (decrease)	26,795	(10,873)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and

17

Eaton Vance

Growth Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,653,453 and $4,786,501, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$4,786,501	$—	$—	$—	$4,786,501

The carrying amount of the liability for collateral for securities loaned at June 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at June 30, 2021.

10  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $646,230, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$514,520	$10,393,419	$(10,261,709)	$—	$—	$646,230	$256	646,230

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

18

Eaton Vance

Growth Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$438,423,854	*	$—	$—	$438,423,854

Short-Term Investments	4,786,501		646,230	—	5,432,731

Total Investments	$443,210,355		$646,230	$—	$443,856,585

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

12   Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

19

Eaton Vance

Growth Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Growth Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

5,729,400.983	134,195.686	350,153.646	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

20

Eaton Vance

Growth Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

21

Eaton Vance

Growth Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

23

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.21

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Large-Cap Value Fund

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Performance1,2

Portfolio Managers Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley T. Galko, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	09/23/1931	09/23/1931	16.02%	41.65%	12.19%	10.68%
Class A with 5.75% Maximum Sales Charge	—	—	9.35	33.47	10.87	10.02
Class C at NAV	11/04/1994	09/23/1931	15.57	40.55	11.36	9.85
Class C with 1% Maximum Sales Charge	—	—	14.57	39.55	11.36	9.85
Class I at NAV	12/28/2004	09/23/1931	16.18	41.98	12.48	10.95
Class R at NAV	02/18/2004	09/23/1931	15.83	41.25	11.91	10.40
Class R6 at NAV	07/01/2014	09/23/1931	16.15	42.04	12.55	11.01

Russell 1000® Value Index	—	—	17.05%	43.68%	11.87%	11.60%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

		1.04%	1.79%	0.79%	1.29%	0.72%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Berkshire Hathaway, Inc., Class B	3.1%

Johnson & Johnson	3.1

Alphabet, Inc., Class A	3.1

UnitedHealth Group, Inc.	2.9

Walt Disney Co. (The)	2.7

Medtronic PLC	2.6

Thermo Fisher Scientific, Inc.	2.5

Procter & Gamble Co. (The)	2.4

Bank of America Corp.	2.4

Verizon Communications, Inc.	2.4

Total	27.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,160.20	$5.46	1.02%
Class C	$1,000.00	$1,155.70	$9.46	1.77%
Class I	$1,000.00	$1,161.80	$4.13	0.77%
Class R	$1,000.00	$1,158.30	$6.80	1.27%
Class R6	$1,000.00	$1,161.50	$3.81	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11	1.02%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%
Class R	$1,000.00	$1,018.50	$6.36	1.27%
Class R6	$1,000.00	$1,021.30	$3.56	0.71%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value

Aerospace & Defense — 2.7%

Hexcel Corp.(1)	346,424	$21,616,858

Huntington Ingalls Industries, Inc.	115,378	24,315,913

		$45,932,771

Air Freight & Logistics — 1.2%

C.H. Robinson Worldwide, Inc.	223,923	$20,974,867

		$20,974,867

Automobiles — 1.3%

General Motors Co.(1)	361,662	$21,399,541

		$21,399,541

Banks — 6.6%

Bank of America Corp.	990,527	$40,839,428

KeyCorp	1,123,725	23,204,921

Truist Financial Corp.	286,536	15,902,748

Wells Fargo & Co.	715,229	32,392,722

		$112,339,819

Beverages — 2.7%

Constellation Brands, Inc., Class A	91,791	$21,468,997

PepsiCo, Inc.	166,177	24,622,446

		$46,091,443

Biotechnology — 2.5%

AbbVie, Inc.	162,381	$18,290,596

Neurocrine Biosciences, Inc.(1)	249,596	24,290,683

		$42,581,279

Building Products — 1.9%

Johnson Controls International PLC	474,626	$32,573,582

		$32,573,582

Capital Markets — 4.0%

Charles Schwab Corp. (The)	423,682	$30,848,286

Goldman Sachs Group, Inc. (The)	99,407	37,727,939

		$68,576,225

Chemicals — 1.0%

FMC Corp.	160,810	$17,399,642

		$17,399,642

Security	Shares	Value

Communications Equipment — 1.9%

Cisco Systems, Inc.	604,030	$32,013,590

		$32,013,590

Containers & Packaging — 1.0%

Packaging Corp. of America	120,703	$16,345,600

		$16,345,600

Diversified Financial Services — 3.1%

Berkshire Hathaway, Inc., Class B(1)	189,916	$52,781,455

		$52,781,455

Diversified Telecommunication Services — 2.4%

Verizon Communications, Inc.	725,675	$40,659,570

		$40,659,570

Electric Utilities — 3.0%

Edison International	491,429	$28,414,425

NextEra Energy, Inc.	313,292	22,958,038

		$51,372,463

Electrical Equipment — 1.5%

Eaton Corp. PLC	175,915	$26,067,085

		$26,067,085

Entertainment — 2.7%

Walt Disney Co. (The)(1)	259,264	$45,570,833

		$45,570,833

Equity Real Estate Investment Trusts (REITs) — 5.3%

EastGroup Properties, Inc.	137,127	$22,550,535

First Industrial Realty Trust, Inc.	287,745	15,028,922

Invitation Homes, Inc.	608,701	22,698,460

Mid-America Apartment Communities, Inc.	170,843	28,773,378

		$89,051,295

Food Products — 2.1%

Lamb Weston Holdings, Inc.	151,175	$12,193,776

Mondelez International, Inc., Class A	380,621	23,765,975

		$35,959,751

Health Care Equipment & Supplies — 2.6%

Medtronic PLC	361,582	$44,883,174

		$44,883,174

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 3.7%

LHC Group, Inc.(1)	69,893	$13,996,772

UnitedHealth Group, Inc.	121,693	48,730,745

		$62,727,517

Hotels, Restaurants & Leisure — 0.6%

Hilton Worldwide Holdings, Inc.(1)	89,840	$10,836,501

		$10,836,501

Household Products — 2.4%

Procter & Gamble Co. (The)	305,048	$41,160,127

		$41,160,127

Insurance — 7.0%

Allstate Corp. (The)	269,040	$35,093,577

American International Group, Inc.	732,092	34,847,579

Arch Capital Group, Ltd.(1)	779,723	30,362,414

Reinsurance Group of America, Inc.	159,705	18,206,370

		$118,509,940

Interactive Media & Services — 3.1%

Alphabet, Inc., Class A(1)	21,387	$52,222,563

		$52,222,563

IT Services — 2.8%

Euronet Worldwide, Inc.(1)	77,151	$10,442,388

Fidelity National Information Services, Inc.	262,095	37,130,999

		$47,573,387

Life Sciences Tools & Services — 3.8%

Charles River Laboratories International, Inc.(1)	29,247	$10,819,050

Thermo Fisher Scientific, Inc.	84,188	42,470,321

Waters Corp.(1)	33,466	11,566,184

		$64,855,555

Machinery — 4.4%

Caterpillar, Inc.	49,521	$10,777,255

PACCAR, Inc.	186,738	16,666,367

Stanley Black & Decker, Inc.	138,249	28,339,663

Westinghouse Air Brake Technologies Corp.	219,975	18,103,942

		$73,887,227

Media — 1.0%

Fox Corp., Class A	442,838	$16,442,575

		$16,442,575

Security	Shares	Value

Multi-Utilities — 2.3%

CMS Energy Corp.	307,746	$18,181,634

Sempra Energy	158,291	20,970,391

		$39,152,025

Oil, Gas & Consumable Fuels — 5.4%

Chevron Corp.	287,421	$30,104,475

EOG Resources, Inc.	207,949	17,351,265

EQT Corp.(1)	748,449	16,660,475

Phillips 66	150,289	12,897,802

Valero Energy Corp.	182,250	14,230,080

		$91,244,097

Pharmaceuticals — 5.4%

Johnson & Johnson	317,263	$52,265,907

Royalty Pharma PLC, Class A(2)	233,513	9,571,698

Sanofi	280,742	29,495,478

		$91,333,083

Semiconductors & Semiconductor Equipment — 2.0%

Texas Instruments, Inc.	176,298	$33,902,105

		$33,902,105

Software — 1.0%

VMware, Inc., Class A(1)(2)	101,518	$16,239,834

		$16,239,834

Specialty Retail — 1.4%

Best Buy Co., Inc.	185,949	$21,380,416

Home Depot, Inc. (The)	5,987	1,909,194

		$23,289,610

Textiles, Apparel & Luxury Goods — 2.5%

Capri Holdings, Ltd.(1)	455,878	$26,071,663

VF Corp.	204,564	16,782,430

		$42,854,093

Tobacco — 1.4%

Philip Morris International, Inc.	242,122	$23,996,711

		$23,996,711

Total Common Stocks (identified cost $1,328,655,216)		$1,692,800,935

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	1,019,440	$1,019,440

Total Short-Term Investments (identified cost $1,019,440)		$1,019,440

Total Investments — 99.8% (identified cost $1,329,674,656)		$1,693,820,375

Other Assets, Less Liabilities — 0.2%		$3,352,980

Net Assets — 100.0%		$1,697,173,355

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $14,891,090.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value including $14,891,090 of securities on loan (identified cost, $1,328,655,216)	$1,692,800,935

Affiliated investment, at value (identified cost, $1,019,440)	1,019,440

Dividends receivable	1,610,906

Dividends receivable from affiliated investment	167

Receivable for investments sold	3,730,792

Receivable for Fund shares sold	2,029,536

Securities lending income receivable	18,057

Tax reclaims receivable	69,959

Total assets	$1,701,279,792

Liabilities

Payable for Fund shares redeemed	$2,558,488

Due to custodian	735

Payable to affiliates:

Investment adviser fee	880,576

Distribution and service fees	183,014

Trustees’ fees	19,465

Accrued expenses	464,159

Total liabilities	$4,106,437

Net Assets	$1,697,173,355

Sources of Net Assets

Paid-in capital	$1,239,869,799

Distributable earnings	457,303,556

Total	$1,697,173,355

Class A Shares

Net Assets	$690,642,110

Shares Outstanding	28,497,154

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.24

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$25.72

Class C Shares

Net Assets	$22,348,682

Shares Outstanding	917,936

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$24.35

Class I Shares

Net Assets	$842,611,381

Shares Outstanding	34,611,061

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.35

Class R Shares

Net Assets	$50,580,313

Shares Outstanding	2,093,247

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.16

Class R6 Shares

Net Assets	$90,990,869

Shares Outstanding	3,734,898

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$24.36

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $143,410)	$16,036,080

Dividends from affiliated investment	1,689

Securities lending income, net	41,856

Total investment income	$16,079,625

Expenses

Investment adviser fee	$5,142,308

Distribution and service fees

Class A	833,363

Class C	109,060

Class R	125,444

Trustees’ fees and expenses	40,201

Custodian fee	183,447

Transfer and dividend disbursing agent fees	585,799

Legal and accounting services	45,668

Printing and postage	25,164

Registration fees	39,759

ReFlow liquidity program fees	189,983

Miscellaneous	35,513

Total expenses	$7,355,709

Net investment income	$8,723,916

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$174,371,423 (1)

Investment transactions — affiliated investment	(380)

Foreign currency transactions	13,726

Net realized gain	$174,384,769

Change in unrealized appreciation (depreciation) —

Investments	$59,943,619

Foreign currency	(503)

Net change in unrealized appreciation (depreciation)	$59,943,116

Net realized and unrealized gain	$234,327,885

Net increase in net assets from operations	$243,051,801

(1)	Includes $35,758,024 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$8,723,916	$22,836,554

Net realized gain (loss)	174,384,769 (1)	(27,232,126	)(2)

Net change in unrealized appreciation (depreciation)	59,943,116	11,259,208

Net increase in net assets from operations	$243,051,801	$6,863,636

Distributions to shareholders —

Class A	$(3,446,090)	$(12,744,875)

Class C	(31,739)	(368,227)

Class I	(5,303,103)	(17,011,147)

Class R	(200,099)	(871,691)

Class R6	(560,171)	(1,647,551)

Total distributions to shareholders	$(9,541,202)	$(32,643,491)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$21,417,006	$38,157,940

Class C	3,207,669	2,147,952

Class I	169,788,969	329,748,203

Class R	3,535,492	7,797,900

Class R6	21,720,684	14,400,945

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,069,556	11,432,250

Class C	29,493	321,297

Class I	4,317,367	13,841,018

Class R	198,930	848,571

Class R6	553,479	1,641,221

Cost of shares redeemed

Class A	(60,379,421)	(134,508,343)

Class C	(3,697,788)	(19,511,770)

Class I	(218,179,892)	(385,040,932)

Class R	(8,107,900)	(18,999,797)

Class R6	(10,469,619)	(23,632,485)

Net asset value of shares converted

Class A	1,342,494	13,797,946

Class C	(1,342,494)	(13,797,946)

Net decrease in net assets from Fund share transactions	$(72,995,975)	$(161,356,030)

Net increase (decrease) in net assets	$160,514,624	$(187,135,885)

Net Assets

At beginning of period	$1,536,658,731	$1,723,794,616

At end of period	$1,697,173,355	$1,536,658,731

(1)	Includes $35,758,024 of net realized gains from redemptions in-kind.

(2)	Includes $47,502,556 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$21.000		$20.980	$16.500	$19.520		$18.030	$16.690

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.274	$0.256	$0.254		$0.246	$0.279

Net realized and unrealized gain (loss)	3.253		0.154 (2)	4.638	(1.470)		2.393	1.301

Total income (loss) from operations	$3.360		$0.428	$4.894	$(1.216)		$2.639	$1.580

Less Distributions

From net investment income	$(0.120)		$(0.259)	$(0.248)	$(0.240)		$(0.240)	$(0.240)

From net realized gain	—		(0.149)	(0.166)	(1.564)		(0.909)	—

Total distributions	$(0.120)		$(0.408)	$(0.414)	$(1.804)		$(1.149)	$(0.240)

Net asset value — End of period	$24.240		$21.000	$20.980	$16.500		$19.520	$18.030

Total Return(3)	16.02	%(4)	2.28%	29.79%	(6.83)%		14.80%	9.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$690,642		$630,544	$711,972	$549,515		$741,193	$942,192

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.02	%(6)	1.04%	1.04%	1.06%		1.06%	1.06%

Net investment income	0.93	%(6)	1.48%	1.33%	1.30%		1.31%	1.67%

Portfolio Turnover of the Portfolio(7)	—		—	—	34	%(4)	105%	94%

Portfolio Turnover of the Fund	37	%(4)	65%	62%	48	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$21.100		$21.050	$16.520	$19.540		$18.040	$16.700

Income (Loss) From Operations

Net investment income(1)	$0.021		$0.139	$0.103	$0.107		$0.107	$0.154

Net realized and unrealized gain (loss)	3.263		0.150 (2)	4.655	(1.473)		2.394	1.298

Total income (loss) from operations	$3.284		$0.289	$4.758	$(1.366)		$2.501	$1.452

Less Distributions

From net investment income	$(0.034)		$(0.090)	$(0.062)	$(0.090)		$(0.092)	$(0.112)

From net realized gain	—		(0.149)	(0.166)	(1.564)		(0.909)	—

Total distributions	$(0.034)		$(0.239)	$(0.228)	$(1.654)		$(1.001)	$(0.112)

Net asset value — End of period	$24.350		$21.100	$21.050	$16.520		$19.540	$18.040

Total Return(3)	15.57	%(4)	1.52%	28.82%	(7.53)%		13.96%	8.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,349		$21,069	$56,344	$168,783		$241,192	$300,456

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.77	%(6)	1.79%	1.80%	1.81%		1.81%	1.81%

Net investment income	0.18	%(6)	0.75%	0.54%	0.55%		0.57%	0.92%

Portfolio Turnover of the Portfolio(7)	—		—	—	34	%(4)	105%	94%

Portfolio Turnover of the Fund	37	%(4)	65%	62%	48	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$21.090		$21.070	$16.570	$19.590		$18.090	$16.750

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.322	$0.305	$0.306		$0.296	$0.323

Net realized and unrealized gain (loss)	3.272		0.152 (2)	4.658	(1.472)		2.401	1.300

Total income (loss) from operations	$3.409		$0.474	$4.963	$(1.166)		$2.697	$1.623

Less Distributions

From net investment income	$(0.149)		$(0.305)	$(0.297)	$(0.290)		$(0.288)	$(0.283)

From net realized gain	—		(0.149)	(0.166)	(1.564)		(0.909)	—

Total distributions	$(0.149)		$(0.454)	$(0.463)	$(1.854)		$(1.197)	$(0.283)

Net asset value — End of period	$24.350		$21.090	$21.070	$16.570		$19.590	$18.090

Total Return(3)	16.18	%(4)	2.52%	30.11%	(6.57)%		15.10%	9.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$842,611		$768,930	$819,292	$736,581		$1,032,300	$1,555,075

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.77	%(6)	0.79%	0.79%	0.81%		0.81%	0.81%

Net investment income	1.19	%(6)	1.72%	1.58%	1.56%		1.57%	1.92%

Portfolio Turnover of the Portfolio(7)	—		—	—	34	%(4)	105%	94%

Portfolio Turnover of the Fund	37	%(4)	65%	62%	48	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$20.940		$20.920	$16.450	$19.460		$17.980	$16.650

Income (Loss) From Operations

Net investment income(1)	$0.079		$0.228	$0.206	$0.204		$0.199	$0.237

Net realized and unrealized gain (loss)	3.233		0.152 (2)	4.626	(1.460)		2.382	1.292

Total income (loss) from operations	$3.312		$0.380	$4.832	$(1.256)		$2.581	$1.529

Less Distributions

From net investment income	$(0.092)		$(0.211)	$(0.196)	$(0.190)		$(0.192)	$(0.199)

From net realized gain	—		(0.149)	(0.166)	(1.564)		(0.909)	—

Total distributions	$(0.092)		$(0.360)	$(0.362)	$(1.754)		$(1.101)	$(0.199)

Net asset value — End of period	$24.160		$20.940	$20.920	$16.450		$19.460	$17.980

Total Return(3)	15.83	%(4)	2.03%	29.48%	(7.04)%		14.50%	9.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,580		$47,772	$59,473	$60,984		$86,706	$101,010

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.27	%(6)	1.29%	1.30%	1.31%		1.31%	1.31%

Net investment income	0.69	%(6)	1.23%	1.08%	1.05%		1.06%	1.42%

Portfolio Turnover of the Portfolio(7)	—		—	—	34	%(4)	105%	94%

Portfolio Turnover of the Fund	37	%(4)	65%	62%	48	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Financial Highlights — continued

	Class R6

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016

Net asset value — Beginning of period	$21.110		$21.080	$16.580	$19.610		$18.100	$16.760

Income (Loss) From Operations

Net investment income(1)	$0.145		$0.337	$0.320	$0.310		$0.311	$0.339

Net realized and unrealized gain (loss)	3.261		0.160 (2)	4.656	(1.470)		2.413	1.301

Total income (loss) from operations	$3.406		$0.497	$4.976	$(1.160)		$2.724	$1.640

Less Distributions

From net investment income	$(0.156)		$(0.318)	$(0.310)	$(0.306)		$(0.305)	$(0.300)

From net realized gain	—		(0.149)	(0.166)	(1.564)		(0.909)	—

Total distributions	$(0.156)		$(0.467)	$(0.476)	$(1.870)		$(1.214)	$(0.300)

Net asset value—End of period	$24.360		$21.110	$21.080	$16.580		$19.610	$18.100

Total Return(3)	16.15	%(4)	2.64%	30.17%	(6.54)%		15.25%	9.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,991		$68,343	$76,714	$73,019		$86,742	$38,485

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.71	%(6)	0.72%	0.72%	0.72%		0.73%	0.71%

Net investment income	1.25	%(6)	1.80%	1.66%	1.57%		1.64%	2.01%

Portfolio Turnover of the Portfolio(7)	—		—	—	34	%(4)	105%	94%

Portfolio Turnover of the Fund	37	%(4)	65%	62%	48	%(4)(8)	—	—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the

16

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $68,355,359 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $62,710,661 are short-term and $5,644,698 are long-term.

17

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,344,764,252

Gross unrealized appreciation	$355,513,956

Gross unrealized depreciation	(6,457,833)

Net unrealized appreciation	$349,056,123

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion, 0.600% from $2 billion but less than $5 billion, 0.575% from $5 billion but less than $10 billion, 0.555% from $10 billion but less than $15 billion, 0.540% from $15 billion but less than $20 billion, 0.530% from $20 billion but less than $25 billion and 0.520% on average daily net assets of $25 billion and over, and is payable monthly. For the six months ended June 30, 2021, the investment adviser fee amounted to $5,142,308 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM, an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $42,369 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,750 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $833,363 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $81,795 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $62,722 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $27,265 and $62,722 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

18

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $603,473,881 and $599,376,660, respectively, for the six months ended June 30, 2021. In-kind sales for the six months ended June 30, 2021 aggregated $81,275,256.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	917,863	2,092,191

Issued to shareholders electing to receive payments of distributions in Fund shares	129,929	608,832

Redemptions	(2,634,895)	(7,339,760)

Converted from Class C shares	57,677	729,592

Net decrease	(1,529,426)	(3,909,145)

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	136,264	114,572

Issued to shareholders electing to receive payments of distributions in Fund shares	1,246	17,216

Redemptions	(160,805)	(1,082,607)

Converted to Class A shares	(57,439)	(727,403)

Net decrease	(80,734)	(1,678,222)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	7,280,716	18,027,407

Issued to shareholders electing to receive payments of distributions in Fund shares	182,023	733,665

Redemptions	(9,305,540)	(21,190,948)

Net decrease	(1,842,801)	(2,429,876)

19

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	153,256	425,056

Issued to shareholders electing to receive payments of distributions in Fund shares	8,464	45,364

Redemptions	(350,013)	(1,031,807)

Net decrease	(188,293)	(561,387)

Class R6	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	918,512	778,021

Issued to shareholders electing to receive payments of distributions in Fund shares	23,230	87,018

Redemptions	(444,658)	(1,265,701)

Net increase (decrease)	497,084	(400,662)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

9  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2021, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $735. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at June 30, 2021. The Fund’s average overdraft advances during the six months ended June 30, 2021 were not significant.

10  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

20

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2021, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $14,891,090 and $15,285,708, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

11  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $1,019,440, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,269,487	$120,458,029	$(121,707,696)	$(380)	$—	$1,019,440	$1,689	1,019,440

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$154,895,541	$—		$—	$154,895,541

Consumer Discretionary	98,379,745	—		—	98,379,745

Consumer Staples	147,208,032	—		—	147,208,032

Energy	91,244,097	—		—	91,244,097

Financials	352,207,439	—		—	352,207,439

Health Care	276,885,130	29,495,478		—	306,380,608

Industrials	199,435,532	—		—	199,435,532

Information Technology	129,728,916	—		—	129,728,916

Materials	33,745,242	—		—	33,745,242

Real Estate	89,051,295	—		—	89,051,295

Utilities	90,524,488	—		—	90,524,488

Total Common Stocks	$1,663,305,457	$29,495,478	*	$—	$1,692,800,935

Short-Term Investments	$—	$1,019,440		$—	$1,019,440

Total Investments	$1,663,305,457	$30,514,918		$—	$1,693,820,375

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

13  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

22

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Large-Cap Value Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 which was adjourned to February 26, 2021 at 12:00 p.m., and further adjourned to February 26, 2021 at 4:45 p.m. in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

32,441,727.721	753,747.475	2,485,583.971	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

23

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

24

Eaton Vance

Large-Cap Value Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

26

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.21

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

Small-Cap Fund

Eaton Vance

Small-Cap Fund

June 30, 2021

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	01/02/1997	01/02/1997	13.68%	45.22%	15.28%	11.09%
Class A with 5.75% Maximum Sales Charge	—	—	7.12	36.87	13.92	10.44
Class C at NAV	05/03/2002	01/02/1997	13.24	44.25	14.42	10.27
Class C with 1% Maximum Sales Charge	—	—	12.24	43.25	14.42	10.27
Class I at NAV	09/02/2008	01/02/1997	13.82	45.66	15.56	11.37
Class R at NAV	08/03/2009	01/02/1997	13.57	45.00	15.00	10.83

Russell 2000® Index	—	—	17.54%	62.03%	16.46%	12.33%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R

Gross			1.46%	2.21%	1.21%	1.71%
Net			1.21	1.96	0.96	1.46

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Valvoline, Inc.	3.0%

AZEK Co., Inc. (The)	2.6

National Vision Holdings, Inc.	2.5

LHC Group, Inc.	2.3

Performance Food Group Co.	2.2

Terminix Global Holdings, Inc.	2.0

South State Corp.	2.0

Chemed Corp.	1.9

CubeSmart	1.8

Community Bank System, Inc.	1.8

Total	22.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,136.80	$6.41	**	1.21%
Class C	$1,000.00	$1,132.40	$10.36	**	1.96%
Class I	$1,000.00	$1,138.20	$5.09	**	0.96%
Class R	$1,000.00	$1,135.70	$7.73	**	1.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	**	1.21%
Class C	$1,000.00	$1,015.10	$9.79	**	1.96%
Class I	$1,000.00	$1,020.00	$4.81	**	0.96%
Class R	$1,000.00	$1,017.60	$7.30	**	1.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Small-Cap Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value

Aerospace & Defense — 2.2%

Hexcel Corp.(1)	19,214	$1,198,954

Mercury Systems, Inc.(1)	25,525	1,691,797

		$2,890,751

Auto Components — 4.0%

Dana, Inc.	64,870	$1,541,311

Dorman Products, Inc.(1)	21,735	2,253,267

Visteon Corp.(1)	12,869	1,556,377

		$5,350,955

Automobiles — 0.5%

Harley-Davidson, Inc.	13,576	$622,052

		$622,052

Banks — 10.5%

Commerce Bancshares, Inc.	25,984	$1,937,367

Community Bank System, Inc.	30,982	2,343,788

Glacier Bancorp, Inc.	22,235	1,224,704

Independent Bank Corp.	17,888	1,350,544

Independent Bank Group, Inc.	18,054	1,335,635

Pinnacle Financial Partners, Inc.	24,186	2,135,382

South State Corp.	32,346	2,644,609

Stock Yards Bancorp, Inc.	18,959	964,823

		$13,936,852

Building Products — 3.8%

AZEK Co., Inc. (The)(1)	79,954	$3,394,847

CSW Industrials, Inc.	14,229	1,685,567

		$5,080,414

Capital Markets — 1.3%

Cohen & Steers, Inc.	20,897	$1,715,435

		$1,715,435

Chemicals — 4.5%

Balchem Corp.	14,522	$1,906,158

Valvoline, Inc.	123,327	4,003,194

		$5,909,352

Commercial Services & Supplies — 3.1%

Casella Waste Systems, Inc.(1)	16,116	$1,022,238

Herman Miller, Inc.	33,430	1,575,890

Security	Shares	Value

Commercial Services & Supplies (continued)

Kimball International, Inc., Class B	35,723	$469,758

Viad Corp.(1)	19,726	983,341

		$4,051,227

Diversified Consumer Services — 2.6%

Stride, Inc.(1)	23,128	$743,102

Terminix Global Holdings, Inc.(1)	56,608	2,700,768

		$3,443,870

Electronic Equipment, Instruments & Components — 1.2%

National Instruments Corp.	36,171	$1,529,310

		$1,529,310

Equity Real Estate Investment Trusts (REITs) — 7.1%

CubeSmart	51,801	$2,399,422

EastGroup Properties, Inc.	9,424	1,549,777

Essential Properties Realty Trust, Inc.	82,143	2,221,147

Rexford Industrial Realty, Inc.	23,006	1,310,191

STORE Capital Corp.	55,698	1,922,138

		$9,402,675

Food & Staples Retailing — 2.6%

Chefs’ Warehouse, Inc. (The)(1)	19,201	$611,168

Performance Food Group Co.(1)	59,546	2,887,385

		$3,498,553

Food Products — 1.8%

J&J Snack Foods Corp.	3,634	$633,806

Nomad Foods, Ltd.(1)	61,020	1,725,035

		$2,358,841

Gas Utilities — 1.5%

ONE Gas, Inc.	27,488	$2,037,411

		$2,037,411

Health Care Equipment & Supplies — 5.4%

Envista Holdings Corp.(1)	44,700	$1,931,487

Haemonetics Corp.(1)	14,765	983,940

ICU Medical, Inc.(1)	9,473	1,949,544

Integra LifeSciences Holdings Corp.(1)	19,418	1,325,084

Tandem Diabetes Care, Inc.(1)	9,511	926,371

		$7,116,426

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 8.7%

Addus HomeCare Corp.(1)	19,576	$1,707,810

Agiliti, Inc.(1)	64,025	1,400,227

AMN Healthcare Services, Inc.(1)	10,349	1,003,646

Apria, Inc.(1)	19,079	534,212

Chemed Corp.	5,329	2,528,610

LHC Group, Inc.(1)	14,949	2,993,687

R1 RCM, Inc.(1)	62,508	1,390,178

		$11,558,370

Health Care Technology — 1.5%

Inovalon Holdings, Inc., Class A(1)	59,860	$2,040,029

		$2,040,029

Hotels, Restaurants & Leisure — 2.6%

Choice Hotels International, Inc.	14,127	$1,679,135

Wyndham Hotels & Resorts, Inc.	24,329	1,758,744

		$3,437,879

Household Durables — 1.5%

Tempur Sealy International, Inc.	50,809	$1,991,205

		$1,991,205

Independent Power and Renewable Electricity Producers — 0.6%

Sunnova Energy International, Inc.(1)	19,889	$749,020

		$749,020

Insurance — 3.6%

AMERISAFE, Inc.	18,436	$1,100,445

Kinsale Capital Group, Inc.	4,113	677,699

RLI Corp.	10,915	1,141,600

Selective Insurance Group, Inc.	22,159	1,798,203

		$4,717,947

Interactive Media & Services — 1.4%

CarGurus, Inc.(1)	72,044	$1,889,714

		$1,889,714

IT Services — 0.6%

Euronet Worldwide, Inc.(1)	5,572	$754,170

		$754,170

Leisure Products — 0.7%

Brunswick Corp.	4,287	$427,071

Security	Shares	Value

Leisure Products (continued)

Hayward Holdings, Inc.(1)	18,307	$476,348

		$903,419

Machinery — 4.4%

Allison Transmission Holdings, Inc.	35,980	$1,429,845

Middleby Corp.(1)	8,963	1,552,930

Mueller Water Products, Inc., Class A	112,834	1,627,066

Woodward, Inc.	10,098	1,240,842

		$5,850,683

Professional Services — 1.6%

CBIZ, Inc.(1)	63,991	$2,096,985

		$2,096,985

Road & Rail — 1.3%

Landstar System, Inc.	11,296	$1,784,994

		$1,784,994

Semiconductors & Semiconductor Equipment — 2.3%

Ambarella, Inc.(1)	13,465	$1,435,773

Silicon Laboratories, Inc.(1)	10,977	1,682,225

		$3,117,998

Software — 7.7%

ACI Worldwide, Inc.(1)	60,583	$2,250,053

Altair Engineering, Inc., Class A(1)	23,217	1,601,276

CDK Global, Inc.	29,732	1,477,383

Envestnet, Inc.(1)	27,335	2,073,633

nCino, Inc.(1)	21,959	1,315,783

Olo, Inc., Class A(1)	40,915	1,529,812

		$10,247,940

Specialty Retail — 2.5%

National Vision Holdings, Inc.(1)	64,246	$3,284,898

		$3,284,898

Textiles, Apparel & Luxury Goods — 2.3%

Capri Holdings, Ltd.(1)	37,191	$2,126,953

Steven Madden, Ltd.	20,489	896,599

		$3,023,552

Trading Companies & Distributors — 1.8%

Applied Industrial Technologies, Inc.	9,575	$871,900

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Trading Companies & Distributors (continued)

Herc Holdings, Inc.(1)	13,604	$1,524,600

		$2,396,500

Water Utilities — 1.0%

Middlesex Water Co.	16,779	$1,371,348

		$1,371,348

Total Common Stocks (identified cost $94,086,569)		$130,160,775

Short-Term Investments — 1.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(2)	2,416,893	$2,416,893

Total Short-Term Investments (identified cost $2,416,893)		$2,416,893

Total Investments — 100.0% (identified cost $96,503,462)		$132,577,668

Other Assets, Less Liabilities — 0.0%(3)		$54,594

Net Assets — 100.0%		$132,632,262

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

(3)	Amount is less than 0.05%.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $94,086,569)	$130,160,775

Affiliated investment, at value (identified cost, $2,416,893)	2,416,893

Dividends receivable	112,845

Dividends receivable from affiliated investment	95

Receivable for investments sold	542,144

Receivable for Fund shares sold	254,196

Receivable from affiliate	21,072

Total assets	$133,508,020

Liabilities

Payable for investments purchased	$606,675

Payable for Fund shares redeemed	118,037

Payable to affiliates:

Investment adviser fee	81,505

Administration fee	16,301

Distribution and service fees	9,077

Trustees’ fees	1,568

Accrued expenses	42,595

Total liabilities	$875,758

Net Assets	$132,632,262

Sources of Net Assets

Paid-in capital	$84,207,691

Distributable earnings	48,424,571

Net Assets	$132,632,262

Class A Shares

Net Assets	$28,926,040

Shares Outstanding	1,731,754

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.70

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$17.72

Class C Shares

Net Assets	$3,393,826

Shares Outstanding	257,641

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.17

Class I Shares

Net Assets	$99,738,472

Shares Outstanding	5,287,356

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$18.86

Class R Shares

Net Assets	$573,924

Shares Outstanding	36,279

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.82

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends	$582,997

Dividends from affiliated investment	964

Total investment income	$583,961

Expenses

Investment adviser fee	$473,543

Administration fee	94,708

Distribution and service fees

Class A	35,953

Class C	17,848

Class R	1,578

Trustees’ fees and expenses	3,509

Custodian fee	22,370

Transfer and dividend disbursing agent fees	52,739

Legal and accounting services	22,463

Printing and postage	6,871

Registration fees	28,343

Miscellaneous	7,990

Total expenses	$767,915

Deduct —

Allocation of expenses to affiliate	$106,267

Total expense reductions	$106,267

Net expenses	$661,648

Net investment loss	$(77,687)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$12,393,317

Investment transactions — affiliated investment	(9)

Net realized gain	$12,393,308

Change in unrealized appreciation (depreciation) —

Investments	$3,504,345

Net change in unrealized appreciation (depreciation)	$3,504,345

Net realized and unrealized gain	$15,897,653

Net increase in net assets from operations	$15,819,966

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income (loss)	$(77,687)	$136,594

Net realized gain	12,393,308	840,972

Net change in unrealized appreciation (depreciation)	3,504,345	13,406,758

Net increase in net assets from operations	$15,819,966	$14,384,324

Distributions to shareholders —

Class A	$—	$(281,411)

Class C	—	(52,234)

Class I	—	(744,845)

Class R	—	(6,409)

Total distributions to shareholders	$—	$(1,084,899)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,219,762	$3,797,807

Class C	577,769	663,299

Class I	15,012,350	40,823,265

Class R	220,387	86,418

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	272,983

Class C	—	51,943

Class I	—	724,682

Class R	—	6,409

Cost of shares redeemed

Class A	(2,830,192)	(5,001,626)

Class C	(897,356)	(1,379,203)

Class I	(9,685,850)	(26,584,075)

Class R	(289,396)	(166,638)

Net asset value of shares converted

Class A	238,813	553,937

Class C	(238,813)	(553,937)

Net increase in net assets from Fund share transactions	$3,327,474	$13,295,264

Net increase in net assets	$19,147,440	$26,594,689

Net Assets

At beginning of period	$113,484,822	$86,890,133

At end of period	$132,632,262	$113,484,822

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Financial Highlights

	Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$14.690		$13.190		$11.100		$13.150		$12.740		$12.200

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.023)		$0.001		$(0.008)		$(0.026)		$(0.057)		$(0.053)

Net realized and unrealized gain (loss)	2.033		1.654		3.046		(0.660)		1.916		2.361

Total income (loss) from operations	$2.010		$1.655		$3.038		$(0.686)		$1.859		$2.308

Less Distributions

From net realized gain	$—		$(0.155)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Total distributions	$—		$(0.155)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Net asset value — End of period	$16.700		$14.690		$13.190		$11.100		$13.150		$12.740

Total Return(2)	13.68	%(3)(4)	12.73	%(4)	27.54	%(4)	(5.81	)%(4)	14.91	%(4)	19.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,926		$26,683		$24,530		$19,329		$24,865		$30,174

Ratios (as a percentage of average daily net assets):

Expenses	1.21	%(4)(5)	1.21	%(4)	1.21	%(4)	1.35	%(4)	1.42	%(4)	1.52%

Net investment income (loss)	(0.29	)%(5)	0.01%		(0.06)%		(0.19)%		(0.43)%		(0.43)%

Portfolio Turnover	29	%(3)	71%		54%		44%		50%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$11.630		$10.550		$9.100		$11.110		$11.040		$10.850

Income (Loss) From Operations

Net investment loss(1)	$(0.066)		$(0.074)		$(0.092)		$(0.108)		$(0.133)		$(0.129)

Net realized and unrealized gain (loss)	1.606		1.309		2.490		(0.538)		1.652		2.087

Total income (loss) from operations	$1.540		$1.235		$2.398		$(0.646)		$1.519		$1.958

Less Distributions

From net realized gain	$—		$(0.155)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Total distributions	$—		$(0.155)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Net asset value — End of period	$13.170		$11.630		$10.550		$9.100		$11.110		$11.040

Total Return(2)	13.24	%(3)(4)	11.93	%(4)	26.54	%(4)	(6.52	)%(4)	14.11	%(4)	18.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,394		$3,517		$4,564		$7,356		$9,565		$10,001

Ratios (as a percentage of average daily net assets):

Expenses	1.96	%(4)(5)	1.96	%(4)	1.96	%(4)	2.10	%(4)	2.17	%(4)	2.27%

Net investment loss	(1.05	)%(5)	(0.76)%		(0.87)%		(0.94)%		(1.17)%		(1.18)%

Portfolio Turnover	29	%(3)	71%		54%		44%		50%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$16.570		$14.830		$12.360		$14.450		$13.840		$13.080

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.003)		$0.037		$0.029		$0.010		$(0.022)		$(0.027)

Net realized and unrealized gain (loss)	2.293		1.873		3.389		(0.736)		2.081		2.555

Total income (loss) from operations	$2.290		$1.910		$3.418		$(0.726)		$2.059		$2.528

Less Distributions

From net investment income	$—		$(0.015)		$—		$—		$—		$—

From net realized gain	—		(0.155)		(0.948)		(1.364)		(1.449)		(1.768)

Total distributions	$—		$(0.170)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Net asset value — End of period	$18.860		$16.570		$14.830		$12.360		$14.450		$13.840

Total Return(2)	13.82	%(3)(4)	13.05	%(4)	27.81	%(4)	(5.57	)%(4)	15.17	%(4)	19.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,738		$82,716		$57,202		$35,097		$45,587		$34,888

Ratios (as a percentage of average daily net assets):

Expenses	0.96	%(4)(5)	0.96	%(4)	0.96	%(4)	1.10	%(4)	1.16	%(4)	1.27%

Net investment income (loss)	(0.03	)%(5)	0.27%		0.20%		0.07%		(0.15)%		(0.21)%

Portfolio Turnover	29	%(3)	71%		54%		44%		50%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016

Net asset value — Beginning of period	$13.930		$12.540		$10.620		$12.670		$12.350		$11.900

Income (Loss) From Operations

Net investment loss(1)	$(0.043)		$(0.029)		$(0.042)		$(0.053)		$(0.084)		$(0.078)

Net realized and unrealized gain (loss)	1.933		1.574		2.910		(0.633)		1.853		2.296

Total income (loss) from operations	$1.890		$1.545		$2.868		$(0.686)		$1.769		$2.218

Less Distributions

From net realized gain	$—		$(0.155)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Total distributions	$—		$(0.155)		$(0.948)		$(1.364)		$(1.449)		$(1.768)

Net asset value — End of period	$15.820		$13.930		$12.540		$10.620		$12.670		$12.350

Total Return(2)	13.57	%(3)(4)	12.51	%(4)	27.18	%(4)	(6.04	)%(4)	14.64	%(4)	19.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$574		$569		$595		$799		$722		$567

Ratios (as a percentage of average daily net assets):

Expenses	1.46	%(4)(5)	1.46	%(4)	1.46	%(4)	1.60	%(4)	1.66	%(4)	1.77%

Net investment loss	(0.57	)%(5)	(0.25)%		(0.34)%		(0.40)%		(0.66)%		(0.64)%

Portfolio Turnover	29	%(3)	71%		54%		44%		50%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.25%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

15

Eaton Vance

Small-Cap Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,645,817

Gross unrealized appreciation	$34,589,421

Gross unrealized depreciation	(657,570)

Net unrealized appreciation	$33,931,851

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.7500% of the Fund’s average daily net assets up to $500 million, 0.6875% from $500 million but less than $1 billion, 0.6250% from $1 billion but less than $1.5 billion, 0.5625% from $1.5 billion but less than $2 billion, 0.5000% from $2 billion but less than $3 billion and 0.4375% on average daily net assets of $3 billion and over, and is payable monthly. For the six months ended June 30, 2021, the Fund’s investment adviser fee amounted to $473,543 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM, an affiliate of BMR and effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the administration fee amounted to $94,708.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2022. Pursuant to this agreement, EVM was allocated $106,267 of the Fund’s operating expenses for the six months ended June 30, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $5,823 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,537 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2021. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

16

Eaton Vance

Small-Cap Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $35,953 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $13,386 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2021, the Fund paid or accrued to EVD $789 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2021 amounted to $4,462 and $789 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2021, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,432,104 and $35,242,026, respectively, for the six months ended June 30, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	75,490	308,199

Issued to shareholders electing to receive payments of distributions in Fund shares	—	21,350

Redemptions	(174,938)	(418,016)

Converted from Class C shares	15,010	44,510

Net decrease	(84,438)	(43,957)

17

Eaton Vance

Small-Cap Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	45,066	65,068

Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,129

Redemptions	(70,848)	(144,414)

Converted to Class A shares	(18,983)	(55,951)

Net decrease	(44,765)	(130,168)

Class I	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	824,528	3,158,255

Issued to shareholders electing to receive payments of distributions in Fund shares	—	49,613

Redemptions	(528,672)	(2,073,389)

Net increase	295,856	1,134,479

Class R	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	14,103	7,347

Issued to shareholders electing to receive payments of distributions in Fund shares	—	528

Redemptions	(18,653)	(14,483)

Net decrease	(4,550)	(6,608)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

9  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $2,416,893, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,082,397	$16,503,037	$(16,168,532)	$(9)	$—	$2,416,893	$964	2,416,893

18

Eaton Vance

Small-Cap Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$130,160,775	*	$—	$—	$130,160,775

Short-Term Investments	—		2,416,893	—	2,416,893

Total Investments	$130,160,775		$2,416,893	$—	$132,577,668

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

19

Eaton Vance

Small-Cap Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Small-Cap Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

3,598,503.868	37,317.002	122,184.321	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

20

Eaton Vance

Small-Cap Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

21

Eaton Vance

Small-Cap Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

23

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 19, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 19, 2021